REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life and Annuity Insurance Company Separate Account Three and the Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Three (the “Account”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

AB VPS Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio
AB VPS International Value Portfolio	(Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio)
AB VPS Small/Mid Cap Value Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio
AB VPS International Growth Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio
Invesco V.I. Government Securities Fund	MFS® Growth Series
Invesco V.I. High Yield Fund	MFS® Investors Trust Series
Invesco V.I. International Growth Fund	MFS® Total Return Series
Invesco V.I. Diversified Dividend Fund	MFS® Value Series
Invesco V.I. Government Money Market Fund	Invesco V.I. Equity and Income Fund
American Funds Insurance Series® Global Growth Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
American Funds Insurance Series® Growth Fund	Morgan Stanley VIF Emerging Markets Debt Portfolio
American Funds Insurance Series® Growth-Income Fund	Morgan Stanley VIF Emerging Markets Equity Portfolio
American Funds Insurance Series® International Fund	Morgan Stanley VIF Growth Portfolio
American Funds Insurance Series® Global Small Capitalization Fund	Morgan Stanley VIF Discovery Portfolio
Wells Fargo VT Omega Growth Fund	Invesco V.I. American Value Fund
Fidelity® VIP Equity-Income Portfolio	Invesco V.I. Equally-Weighted S&P 500 Fund
Fidelity® VIP Growth Portfolio	Morgan Stanley VIF Global Franchise Portfolio
Fidelity® VIP Contrafund® Portfolio	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Fidelity® VIP Mid Cap Portfolio	Invesco Oppenheimer V.I. Capital Appreciation Fund
Fidelity® VIP Value Strategies Portfolio	Invesco Oppenheimer V.I. Global Fund
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Invesco Oppenheimer V.I. Main Street Fund®
Franklin Income VIP Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Franklin Small-Mid Cap Growth VIP Fund	Putnam VT Diversified Income Fund
Franklin Small Cap Value VIP Fund	Putnam VT Global Asset Allocation Fund
Franklin Strategic Income VIP Fund	Putnam VT International Value Fund
Franklin Mutual Shares VIP Fund	Putnam VT International Equity Fund
Templeton Developing Markets VIP Fund	Putnam VT Multi-Cap Core Fund
Templeton Growth VIP Fund	Putnam VT Sustainable Leaders Fund
Franklin Mutual Global Discovery VIP Fund	Putnam VT Small Cap Value Fund
Templeton Global Bond VIP Fund	Putnam VT George Putnam Balanced Fund
Hartford Balanced HLS Fund	Putnam VT Equity Income Fund
Hartford Total Return Bond HLS Fund	Invesco V.I. Growth and Income Fund
Hartford Capital Appreciation HLS Fund	Invesco V.I. Comstock Fund
Hartford Dividend and Growth HLS Fund	Invesco V.I. American Franchise Fund
Hartford Disciplined Equity HLS Fund	Wells Fargo VT Index Asset Allocation Fund
Hartford International Opportunities HLS Fund	Wells Fargo VT International Equity Fund
Hartford Ultrashort Bond HLS Fund	Wells Fargo VT Small Cap Growth Fund
Hartford Small Company HLS Fund	Wells Fargo VT Discovery Fund
Hartford SmallCap Growth HLS Fund	Wells Fargo VT Opportunity Fund
Hartford Stock HLS Fund	Morgan Stanley VIF Global Infrastructure Portfolio
Lord Abbett Series Fund - Fundamental Equity Portfolio	MFS® Core Equity Portfolio
MFS® Massachusetts Investors Growth Stock Portfolio

We have also audited the accompanying statements of assets and liabilities of Hartford MidCap HLS Fund, AB VPS Growth and Income Portfolio, American Funds Insurance Series® Bond Fund, Putnam VT Growth Opportunities Fund, and BlackRock S&P 500 Index V.I. Fund, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes. We have also audited the Hartford Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap Value HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, and Invesco V.I. Mid Cap Growth Fund’s statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Hartford Global Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford Growth Opportunities HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford High Yield HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford U.S. Government Securities HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019

Invesco V.I. Mid Cap Growth Fund	Not Applicable	Period from January 1, 2020 to April 30, 2020	Period from January 1, 2020 to April 30, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to April 30, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap HLS Fund	December 31, 2020	Period from September 18, 2020 to December 31, 2020	Period from September 18, 2020 to December 31, 2020	Period from September 18, 2020 to December 31, 2020
AB VPS Growth and Income Portfolio	December 31, 2020	Year ended December 31, 2020	Year ended December 31, 2020 and period from April 30, 2019 to December 31, 2019	Year ended December 31, 2020 and the period from April 30, 2019 to December 31, 2019
American Funds Insurance Series® Bond Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Three years in the period ended December 31, 2020 and the period from November 10, 2017 to December 31, 2017
Putnam VT Growth Opportunities Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from November 18, 2016 to December 31, 2016
BlackRock S&P 500 Index V.I. Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period ended December 31, 2020 and the period from April 20, 2018 to December 31, 2018

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Three as of December 31, 2020, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
April 21, 2021

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life and Annuity Insurance Company Separate Account Three since 2002.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	16,221,767	38,358,785	11,191,470	3,136,284	—	—	—	—	—	21,358,217
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	4,855,403	—	26,291,160	44,190,464	—
class S2	—	—	—	—	4,868,056	—	531,235	6,651,844	14,894,059	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	16,221,767	38,358,785	11,191,470	3,136,284	4,868,056	4,855,403	531,235	32,943,004	59,084,523	21,358,217
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1,216	25,408	655	138	516	1,482	15	9,291	24,199	13,377
Other assets	—	—	—	1	—	—	1	—	12	—
Total assets	16,222,983	38,384,193	11,192,125	3,136,423	4,868,572	4,856,885	531,251	32,952,295	59,108,734	21,371,594

Liabilities:
Due to Sponsor Company	1,216	25,408	655	138	516	1,482	15	9,291	24,199	13,377
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	2	3	—	1	—	—	—	—	4
Total liabilities	1,216	25,410	658	138	517	1,482	15	9,291	24,199	13,381

Net assets:
For contract liabilities	$16,221,767	$38,358,783	$11,191,467	$3,136,285	$4,868,055	$4,855,403	$531,236	$32,943,004	$59,084,535	$21,358,213

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	16,221,767	38,358,783	11,191,467	3,136,285	—	—	—	—	—	21,358,213
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	4,855,403	—	26,291,159	44,190,467	—
class S2	—	—	—	—	4,868,055	—	531,236	6,651,845	14,894,068	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$16,221,767	$38,358,783	$11,191,467	$3,136,285	$4,868,055	$4,855,403	$531,236	$32,943,004	$59,084,535	$21,358,213

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	1,549,357	2,674,950	651,045	115,645	—	—	—	—	—	751,256
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	923,080	—	1,022,207	44,190,464	—
class S2	—	—	—	—	408,394	—	12,685	260,652	14,894,059	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	1,549,357	2,674,950	651,045	115,645	408,394	923,080	12,685	1,282,859	59,084,523	751,256

Cost	$17,266,203	$41,788,504	$11,328,940	$2,354,650	$4,756,777	$4,942,184	$366,311	$24,139,341	$59,084,523	$22,010,358

Deferred contracts in the accumulation period:
Units owned by participants #	817,915	3,730,158	426,056	245,770	458,657	340,853	32,971	1,465,451	6,210,685	1,899,979
Minimum unit fair value #*	$16.479739	$5.994000	$22.013655	$11.047457	$9.655950	$12.318201	$15.577711	$18.730463	$8.547119	$10.911315
Maximum unit fair value #*	$24.393340	$15.335839	$37.194463	$23.228973	$11.020532	$14.336765	$16.188985	$22.342569	$9.872922	$11.299007
Contract liability	$16,050,609	$37,930,103	$11,089,791	$3,113,555	$4,738,223	$4,620,412	$531,236	$31,864,551	$58,566,844	$21,121,274

Contracts in payout (annuitization) period:
Units owned by participants #	8,268	41,763	3,835	1,706	11,857	16,698	—	48,895	53,478	21,212
Minimum unit fair value #*	$17.155452	$6.845459	$25.185337	$12.285760	$10.701582	$13.651860	$—	$20.758699	$9.256136	$11.113670
Maximum unit fair value #*	$22.227308	$11.449274	$27.045349	$13.753754	$11.020532	$14.197131	$—	$22.342569	$9.872922	$11.216274
Contract liability	$171,158	$428,680	$101,676	$22,730	$129,832	$234,991	$—	$1,078,453	$517,691	$236,939

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	25,172,629	168,520,918	101,362,309	27,929,924	10,694,125	800,356	—	—	—
class 4	2,719,490	350,562	2,897,129	1,789,493	1,848,058	661,135	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	29,873,495	27,043,882	165,330,400
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	2,719,490	25,523,191	171,418,047	103,151,802	29,777,982	11,355,260	800,356	29,873,495	27,043,882	165,330,400
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	79	2,812	86,985	40,069	3,822	4,311	35	56,943	6,426	170,036
Other assets	—	2	1	1	1	5	1	—	—	1
Total assets	2,719,569	25,526,005	171,505,033	103,191,872	29,781,805	11,359,576	800,392	29,930,438	27,050,308	165,500,437

Liabilities:
Due to Sponsor Company	79	2,812	86,985	40,069	3,822	4,311	35	56,943	6,426	170,036
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	—	—	—	—	—	1	—
Total liabilities	80	2,812	86,985	40,069	3,822	4,311	35	56,943	6,427	170,036

Net assets:
For contract liabilities	$2,719,489	$25,523,193	$171,418,048	$103,151,803	$29,777,983	$11,355,265	$800,357	$29,873,495	$27,043,881	$165,330,401

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	25,172,632	168,520,918	101,362,310	27,929,924	10,694,129	800,357	—	—	—
class 4	2,719,489	350,561	2,897,130	1,789,493	1,848,059	661,136	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	29,873,495	27,043,881	165,330,401
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$2,719,489	$25,523,193	$171,418,048	$103,151,803	$29,777,983	$11,355,265	$800,357	$29,873,495	$27,043,881	$165,330,401

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	618,188	1,414,122	1,854,415	1,186,488	338,850	19,791	—	—	—
class 4	232,634	8,667	24,711	33,145	79,486	20,876	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	1,288,762	268,879	3,537,993
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	232,634	626,855	1,438,833	1,887,560	1,265,974	359,726	19,791	1,288,762	268,879	3,537,993

Cost	$2,543,993	$14,783,099	$93,202,123	$79,331,525	$21,827,607	$7,074,608	$493,698	$28,573,712	$16,882,842	$112,198,265

Deferred contracts in the accumulation period:
Units owned by participants #	237,275	747,741	4,095,575	3,124,567	1,519,682	340,563	16,617	1,323,395	583,053	4,363,720
Minimum unit fair value #*	$11.368267	$5.238454	$5.741799	$3.527452	$3.028671	$4.718664	$44.020458	$18.989207	$39.780354	$28.028817
Maximum unit fair value #*	$11.485731	$49.230442	$59.722545	$36.707037	$27.493457	$47.897070	$50.162098	$32.829010	$63.964172	$46.878577
Contract liability	$2,719,489	$25,159,468	$168,502,764	$101,159,155	$29,209,880	$11,170,073	$798,855	$29,533,385	$26,940,099	$163,672,049

Contracts in payout (annuitization) period:
Units owned by participants #	—	8,833	61,510	55,720	27,554	4,513	30	15,195	2,189	44,202
Minimum unit fair value #*	$—	$34.274401	$20.435039	$33.642775	$12.522654	$15.976393	$50.162098	$21.554852	$45.153752	$29.178447
Maximum unit fair value #*	$—	$49.230442	$58.684200	$36.571730	$27.493457	$47.897070	$50.162098	$24.857625	$48.489122	$41.896828
Contract liability	$—	$363,725	$2,915,284	$1,992,648	$568,103	$185,192	$1,502	$340,110	$103,782	$1,658,352

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$21,882,204	$—	$5,114,693	$—
class 2	—	—	—	—	19,893,730	—	—	24,721,192	—	5,666,841
class 4	—	—	—	1,227,205	—	498,890	—	1,551,076	—	466,056
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	39,186,159	3,389,376	5,466,893	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	39,186,159	3,389,376	5,466,893	1,227,205	19,893,730	498,890	21,882,204	26,272,268	5,114,693	6,132,897
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	1,993
Receivable for fund shares sold	35,496	22,816	761	37	2,432	14	6,454	16,818	1,691	—
Other assets	—	—	—	—	—	—	3	—	—	—
Total assets	39,221,655	3,412,192	5,467,654	1,227,242	19,896,162	498,904	21,888,661	26,289,086	5,116,384	6,134,890

Liabilities:
Due to Sponsor Company	35,496	22,816	761	37	2,432	14	6,454	16,818	1,691	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	1,993
Other liabilities	4	2	1	—	1	1	—	2	3	—
Total liabilities	35,500	22,818	762	37	2,433	15	6,454	16,820	1,694	1,993

Net assets:
For contract liabilities	$39,186,155	$3,389,374	$5,466,892	$1,227,205	$19,893,729	$498,889	$21,882,207	$26,272,266	$5,114,690	$6,132,897

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$21,882,207	$—	$5,114,690	$—
class 2	—	—	—	—	19,893,729	—	—	24,721,190	—	5,666,841
class 4	—	—	—	1,227,205	—	498,889	—	1,551,076	—	466,056
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	39,186,155	3,389,374	5,466,892	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$39,186,155	$3,389,374	$5,466,892	$1,227,205	$19,893,729	$498,889	$21,882,207	$26,272,266	$5,114,690	$6,132,897

Shares:
class 1	—	—	—	—	—	—	2,033,662	—	436,035	—
class 2	—	—	—	—	860,828	—	—	1,490,126	—	507,327
class 4	—	—	—	79,431	—	33,282	—	92,602	—	41,062
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	1,050,849	247,761	326,577	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	1,050,849	247,761	326,577	79,431	860,828	33,282	2,033,662	1,582,728	436,035	548,389

Cost	$33,093,095	$3,048,154	$3,960,206	$1,128,686	$15,651,988	$493,934	$23,073,731	$26,984,030	$3,602,176	$6,332,387

Deferred contracts in the accumulation period:
Units owned by participants #	1,272,600	132,105	182,072	69,974	634,844	20,347	1,049,915	1,204,333	180,273	348,503
Minimum unit fair value #*	$22.486040	$20.573961	$25.055747	$16.754360	$4.311080	$23.682808	$2.333541	$2.235901	$4.096390	$1.884220
Maximum unit fair value #*	$38.094768	$39.525693	$49.657254	$17.412153	$50.453059	$24.612870	$25.126733	$25.809399	$32.294305	$19.873961
Contract liability	$38,893,441	$3,360,225	$5,329,271	$1,201,484	$19,710,436	$498,889	$21,276,802	$25,733,290	$5,084,910	$5,966,531

Contracts in payout (annuitization) period:
Units owned by participants #	9,475	1,135	4,635	1,477	5,222	—	25,186	21,699	966	9,057
Minimum unit fair value #*	$29.879783	$23.354011	$27.864438	$17.412153	$27.370642	$—	$23.173603	$16.245933	$28.602382	$14.171226
Maximum unit fair value #*	$34.185988	$26.720428	$31.194560	$17.412153	$48.585951	$—	$25.126733	$25.809399	$32.294305	$19.694886
Contract liability	$292,714	$29,149	$137,621	$25,721	$183,293	$—	$605,405	$538,976	$29,780	$166,366

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Franklin Mutual Global Discovery VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account (3)(4)	Sub-Account	Sub-Account (5)(6)(7)	Sub-Account (8)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	309,281	580,172	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	30,624,934	360,967,869	54,172,331	204,938,428	198,923,586	73,741,136	11,183,739	80,066,002
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	309,281	580,172	30,624,934	360,967,869	54,172,331	204,938,428	198,923,586	73,741,136	11,183,739	80,066,002
Due from Sponsor Company	—	—	—	—	—	85,592	—	—	—	—
Receivable for fund shares sold	10	18	1,549	3,558	53,196	—	170,947	21,390	1,007	32,035
Other assets	1	1	—	14	4	1	—	3	—	—
Total assets	309,292	580,191	30,626,483	360,971,441	54,225,531	205,024,021	199,094,533	73,762,529	11,184,746	80,098,037

Liabilities:
Due to Sponsor Company	10	18	1,549	3,558	53,196	—	170,947	21,390	1,007	32,035
Payable for fund shares purchased	—	—	—	—	—	85,592	—	—	—	—
Other liabilities	—	—	—	—	—	—	7	—	—	8
Total liabilities	10	18	1,549	3,558	53,196	85,592	170,954	21,390	1,007	32,043

Net assets:
For contract liabilities	$309,282	$580,173	$30,624,934	$360,967,883	$54,172,335	$204,938,429	$198,923,579	$73,741,139	$11,183,739	$80,065,994

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	309,282	580,173	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	30,624,934	360,967,883	54,172,335	204,938,429	198,923,579	73,741,139	11,183,739	80,065,994
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$309,282	$580,173	$30,624,934	$360,967,883	$54,172,335	$204,938,429	$198,923,579	$73,741,139	$11,183,739	$80,065,994

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	17,836	40,944	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	970,372	30,130,874	1,044,789	9,235,621	11,432,390	3,766,146	257,453	7,935,184
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	17,836	40,944	970,372	30,130,874	1,044,789	9,235,621	11,432,390	3,766,146	257,453	7,935,184

Cost	$357,864	$682,981	$25,687,713	$344,761,112	$45,581,680	$200,125,211	$171,612,594	$53,580,993	$9,030,784	$80,061,222

Deferred contracts in the accumulation period:
Units owned by participants #	18,716	41,406	8,810,917	106,984,401	1,725,015	38,882,164	39,553,110	23,605,968	924,361	62,449,842
Minimum unit fair value #*	$16.242055	$13.293114	$2.137756	$1.948870	$25.721788	$3.348097	$3.225585	$2.133354	$11.925056	$0.835967
Maximum unit fair value #*	$16.879776	$13.815011	$30.629641	$19.353846	$44.937918	$36.907287	$50.113101	$26.389884	$12.014847	$9.861961
Contract liability	$308,953	$563,574	$30,545,003	$358,669,318	$53,771,264	$202,712,482	$196,738,037	$73,208,603	$11,070,220	$79,174,973

Contracts in payout (annuitization) period:
Units owned by participants #	20	1,202	20,250	683,047	12,462	348,957	532,752	160,037	9,461	649,443
Minimum unit fair value #*	$16.879776	$13.815011	$2.618672	$2.144145	$26.731763	$3.833697	$3.899900	$2.423467	$11.973325	$1.056030
Maximum unit fair value #*	$16.879776	$13.815011	$10.550394	$16.352739	$34.826417	$25.020503	$4.351270	$4.366114	$12.014847	$1.808722
Contract liability	$329	$16,599	$79,931	$2,298,565	$401,071	$2,225,947	$2,185,542	$532,536	$113,519	$891,021

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	28,947,700	18,386,102	14,609,153	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	5,988,793	5,062,186	42,089,401
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	397,057
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	22,211,918	10,713,347	32,521,995	62,885,631	—	—	—
Total investments	28,947,700	18,386,102	14,609,153	22,211,918	10,713,347	32,521,995	62,885,631	5,988,793	5,062,186	42,486,458
Due from Sponsor Company	—	—	—	—	7,955	—	—	—	—	—
Receivable for fund shares sold	4,101	10,938	629	6,215	—	1,672	7,576	385	276	23,265
Other assets	—	—	2	5	—	1	—	—	—	—
Total assets	28,951,801	18,397,040	14,609,784	22,218,138	10,721,302	32,523,668	62,893,207	5,989,178	5,062,462	42,509,723

Liabilities:
Due to Sponsor Company	4,101	10,938	629	6,215	—	1,672	7,576	385	276	23,265
Payable for fund shares purchased	—	—	—	—	7,955	—	—	—	—	—
Other liabilities	2	1	—	—	2	—	1	4	2	1
Total liabilities	4,103	10,939	629	6,215	7,957	1,672	7,577	389	278	23,266

Net assets:
For contract liabilities	$28,947,698	$18,386,101	$14,609,155	$22,211,923	$10,713,345	$32,521,996	$62,885,630	$5,988,789	$5,062,184	$42,486,457

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	28,947,698	18,386,101	14,609,155	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	5,988,789	5,062,184	42,089,399
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	397,058
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	22,211,923	10,713,345	32,521,996	62,885,630	—	—	—
Total contract liabilities	$28,947,698	$18,386,101	$14,609,155	$22,211,923	$10,713,345	$32,521,996	$62,885,630	$5,988,789	$5,062,184	$42,486,457

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	1,054,945	481,942	152,943	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	81,138	138,425	1,617,579
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	15,571
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	1,337,262	597,510	2,603,843	1,799,818	—	—	—
Total shares	1,054,945	481,942	152,943	1,337,262	597,510	2,603,843	1,799,818	81,138	138,425	1,633,150

Cost	$21,255,569	$12,945,715	$9,707,965	$22,422,742	$9,008,579	$31,425,857	$55,365,976	$3,541,055	$3,518,309	$35,250,584

Deferred contracts in the accumulation period:
Units owned by participants #	3,829,492	2,974,409	3,939,647	888,350	335,671	1,487,528	3,032,337	204,368	194,219	1,694,990
Minimum unit fair value #*	$5.569063	$4.317990	$2.446358	$20.979990	$26.240321	$18.435859	$17.467817	$5.405960	$3.445277	$2.527407
Maximum unit fair value #*	$58.524840	$64.389975	$41.709967	$28.606150	$37.007794	$24.726223	$27.705746	$55.783152	$34.465092	$27.860111
Contract liability	$28,785,042	$18,244,008	$14,553,614	$22,101,354	$10,563,030	$32,147,058	$62,371,682	$5,923,403	$5,017,272	$41,496,082

Contracts in payout (annuitization) period:
Units owned by participants #	18,620	26,659	10,371	4,334	4,707	17,090	24,857	2,485	1,648	36,102
Minimum unit fair value #*	$6.091673	$4.938851	$2.897792	$23.813435	$29.549170	$20.925662	$17.501513	$26.314821	$25.323243	$20.044839
Maximum unit fair value #*	$9.133338	$5.809475	$16.629842	$27.244354	$34.074738	$24.130598	$22.683992	$26.314821	$27.458219	$27.860111
Contract liability	$162,656	$142,093	$55,541	$110,569	$150,315	$374,938	$513,948	$65,386	$44,912	$990,375

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	16,503,272	—	27,908,948	2,155,902	3,810,480	119,717,029	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	5,255,382	—	10,694,928	36,417,057	23,506,111	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	8,894,271	—	—	—	—	—	13,686,261	20,149,434
class S2	—	—	6,708,997	—	—	—	—	—	5,928,666	23,502,362
class SRV	1,283,836	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	1,283,836	16,503,272	15,603,268	33,164,330	2,155,902	14,505,408	156,134,086	23,506,111	19,614,927	43,651,796
Due from Sponsor Company	—	6,814	—	—	—	—	—	—	—	—
Receivable for fund shares sold	38	—	3,606	223	204	1,290	19,305	1,202	1,764	8,015
Other assets	—	4	2	—	—	—	—	—	—	—
Total assets	1,283,874	16,510,090	15,606,876	33,164,553	2,156,106	14,506,698	156,153,391	23,507,313	19,616,691	43,659,811

Liabilities:
Due to Sponsor Company	38	—	3,606	223	204	1,290	19,305	1,202	1,764	8,015
Payable for fund shares purchased	—	6,814	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	1	—	—	3	2	—	—
Total liabilities	38	6,814	3,606	224	204	1,290	19,308	1,204	1,764	8,015

Net assets:
For contract liabilities	$1,283,836	$16,503,276	$15,603,270	$33,164,329	$2,155,902	$14,505,408	$156,134,083	$23,506,109	$19,614,927	$43,651,796

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	16,503,276	—	27,908,946	2,155,902	3,810,481	119,717,029	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	5,255,383	—	10,694,927	36,417,054	23,506,109	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	8,894,272	—	—	—	—	—	13,686,262	20,149,435
class S2	—	—	6,708,998	—	—	—	—	—	5,928,665	23,502,361
class SRV	1,283,836	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,283,836	$16,503,276	$15,603,270	$33,164,329	$2,155,902	$14,505,408	$156,134,083	$23,506,109	$19,614,927	$43,651,796

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	604,959	—	2,381,310	278,540	214,917	1,704,642	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	449,947	—	605,602	559,574	827,680	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	496,055	—	—	—	—	—	866,219	831,247
class S2	—	—	376,487	—	—	—	—	—	379,556	1,002,233
class SRV	64,320	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	64,320	604,959	872,542	2,831,257	278,540	820,519	2,264,216	827,680	1,245,775	1,833,480

Cost	$1,001,426	$14,159,092	$13,808,743	$30,698,935	$2,185,090	$12,395,748	$69,258,602	$12,083,577	$19,695,873	$32,043,207

Deferred contracts in the accumulation period:
Units owned by participants #	54,025	1,228,204	676,139	2,005,422	76,091	634,949	2,475,579	252,205	645,651	1,035,638
Minimum unit fair value #*	$23.153119	$12.961089	$17.765535	$1.826339	$2.922509	$3.574656	$54.222607	$78.664186	$2.942395	$4.261601
Maximum unit fair value #*	$24.061732	$13.718509	$29.494794	$21.229389	$36.579102	$31.283230	$62.067071	$116.830926	$38.057488	$102.627498
Contract liability	$1,283,836	$16,399,653	$14,902,542	$32,146,308	$2,120,193	$14,309,676	$150,309,285	$23,379,600	$19,379,402	$42,456,068

Contracts in payout (annuitization) period:
Units owned by participants #	—	7,738	32,927	57,630	1,140	8,425	94,811	1,326	8,204	47,318
Minimum unit fair value #*	$—	$13.383068	$19.401733	$1.826339	$29.884913	$21.270817	$58.669842	$89.284909	$24.142010	$4.261601
Maximum unit fair value #*	$—	$13.559616	$29.494794	$21.229389	$35.432244	$31.283230	$62.067071	$95.877107	$36.864221	$102.627498
Contract liability	$—	$103,623	$700,728	$1,018,021	$35,709	$195,732	$5,824,798	$126,509	$235,525	$1,195,728

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Morgan Stanley VIF Global Franchise Portfolio	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account (10)	Sub-Account	Sub-Account	Sub-Account (11)	Sub-Account (11)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	15,653,656	3,799,164	7,550,881	9,366,510
class II	6,921,886	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	7,541,964	23,766,075	87,947,290	5,824,932	34,827,086	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	6,921,886	7,541,964	23,766,075	87,947,290	5,824,932	34,827,086	15,653,656	3,799,164	7,550,881	9,366,510
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	11,208	375	11,049	25,673	258	18,683	1,362	467	361	3,835
Other assets	2	2	—	1	—	4	—	—	—	—
Total assets	6,933,096	7,542,341	23,777,124	87,972,964	5,825,190	34,845,773	15,655,018	3,799,631	7,551,242	9,370,345

Liabilities:
Due to Sponsor Company	11,208	375	11,049	25,673	258	18,683	1,362	467	361	3,835
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	1	—	1	—	—	2
Total liabilities	11,208	375	11,049	25,673	259	18,683	1,363	467	361	3,837

Net assets:
For contract liabilities	$6,921,888	$7,541,966	$23,766,075	$87,947,291	$5,824,931	$34,827,090	$15,653,655	$3,799,164	$7,550,881	$9,366,508

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	15,653,655	3,799,164	7,550,881	9,366,508
class II	6,921,888	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	7,541,966	23,766,075	87,947,291	5,824,931	34,827,090	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$6,921,888	$7,541,966	$23,766,075	$87,947,291	$5,824,931	$34,827,090	$15,653,655	$3,799,164	$7,550,881	$9,366,508

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	2,741,446	205,694	518,961	915,592
class II	551,106	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	76,920	346,242	1,712,369	197,455	1,294,206	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	551,106	76,920	346,242	1,712,369	197,455	1,294,206	2,741,446	205,694	518,961	915,592

Cost	$7,185,741	$5,492,619	$17,795,182	$62,898,019	$5,165,703	$26,772,437	$18,119,885	$3,363,499	$5,298,439	$8,608,265

Deferred contracts in the accumulation period:
Units owned by participants #	145,187	218,005	704,836	2,668,717	208,124	1,070,455	715,768	105,484	303,307	1,060,251
Minimum unit fair value #*	$34.981861	$14.180959	$28.383953	$21.148539	$23.173015	$27.319566	$14.662515	$19.020992	$23.808344	$7.669265
Maximum unit fair value #*	$53.605210	$62.162167	$50.096300	$42.099878	$36.157651	$46.599037	$29.143816	$80.696251	$25.972541	$16.174787
Contract liability	$6,823,439	$7,541,966	$23,468,878	$87,218,132	$5,816,638	$34,512,923	$15,600,123	$3,742,519	$7,550,881	$9,354,053

Contracts in payout (annuitization) period:
Units owned by participants #	1,889	—	9,026	22,235	300	9,767	2,030	727	—	1,435
Minimum unit fair value #*	$50.838894	$—	$32.217445	$31.383428	$27.676586	$30.764412	$25.050034	$75.353389	$—	$8.529250
Maximum unit fair value #*	$53.605210	$—	$34.597071	$36.190441	$27.676586	$33.299060	$29.143816	$80.696251	$—	$9.054690
Contract liability	$98,449	$—	$297,197	$729,159	$8,293	$314,167	$53,532	$56,645	$—	$12,455

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Equity Income Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	339,580
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	23,460,894	13,550,276	13,485,425	17,560,301	4,460,218	13,091,255	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	5,595,805	—	—	—
class S2	—	—	—	—	—	—	34,986,250	39,710,262	1,544,663	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	23,460,894	13,550,276	13,485,425	17,560,301	4,460,218	13,091,255	40,582,055	39,710,262	1,544,663	339,580
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	19,298	2,015	4,867	11,264	223	1,157	10,901	16,010	89	18
Other assets	—	3	—	3	2	2	1	3	—	1
Total assets	23,480,192	13,552,294	13,490,292	17,571,568	4,460,443	13,092,414	40,592,957	39,726,275	1,544,752	339,599

Liabilities:
Due to Sponsor Company	19,298	2,015	4,867	11,264	223	1,157	10,901	16,010	89	18
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	—	1	—	—	—	—	—	—	—
Total liabilities	19,300	2,015	4,868	11,264	223	1,157	10,901	16,010	89	18

Net assets:
For contract liabilities	$23,460,892	$13,550,279	$13,485,424	$17,560,304	$4,460,220	$13,091,257	$40,582,056	$39,710,265	$1,544,663	$339,581

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	339,581
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	23,460,892	13,550,279	13,485,424	17,560,304	4,460,220	13,091,257	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	5,595,805	—	—	—
class S2	—	—	—	—	—	—	34,986,251	39,710,265	1,544,663	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$23,460,892	$13,550,279	$13,485,424	$17,560,304	$4,460,220	$13,091,257	$40,582,056	$39,710,265	$1,544,663	$339,581

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	15,520
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	1,423,598	628,491	304,549	1,754,276	317,227	513,181	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	298,921	—	—	—
class S2	—	—	—	—	—	—	1,870,923	2,471,080	18,321	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	1,423,598	628,491	304,549	1,754,276	317,227	513,181	2,169,844	2,471,080	18,321	15,520

Cost	$20,690,073	$8,977,399	$9,309,329	$20,932,340	$3,634,364	$9,958,243	$41,594,959	$37,138,252	$993,162	$256,254

Deferred contracts in the accumulation period:
Units owned by participants #	1,167,833	556,540	302,882	459,651	176,057	342,874	1,359,141	1,320,625	31,445	117,668
Minimum unit fair value #*	$9.738737	$16.109457	$38.987859	$28.410525	$19.145936	$32.639476	$2.862581	$25.446784	$42.548285	$2.575230
Maximum unit fair value #*	$31.540766	$40.284035	$47.453470	$47.045557	$30.989031	$41.070792	$34.992069	$34.233870	$59.455801	$29.107299
Contract liability	$23,221,745	$13,448,745	$13,436,157	$17,372,323	$4,325,570	$12,946,982	$39,964,856	$39,186,477	$1,544,621	$339,581

Contracts in payout (annuitization) period:
Units owned by participants #	8,403	3,941	1,085	4,388	5,688	3,760	19,060	16,667	0.86	—
Minimum unit fair value #*	$27.108901	$25.669381	$43.460184	$40.435668	$22.920313	$36.835411	$30.007722	$29.280787	$48.958487	$—
Maximum unit fair value #*	$31.540766	$27.887465	$47.453470	$47.045557	$26.666460	$41.070792	$34.992069	$34.233870	$48.958487	$—
Contract liability	$239,147	$101,534	$49,267	$187,981	$134,650	$144,275	$617,200	$523,788	$42	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2020

	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	Morgan Stanley VIF Global Infrastructure Portfolio	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—
class 2	25,859	801,763	265,345	23,923	—	—	—
class 4	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—
class I	—	—	—	—	5,986,332	—	—
class IA	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—
class II	—	—	—	—	2,765,632	—	—
class INIT	—	—	—	—	—	3,366,150	2,858,381
class S1	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—
Total investments	25,859	801,763	265,345	23,923	8,751,964	3,366,150	2,858,381
Due from Sponsor Company	—	—	—	—	—	—	—
Receivable for fund shares sold	1	34	10	1	734	416	152
Other assets	—	2	—	—	—	—	1
Total assets	25,860	801,799	265,355	23,924	8,752,698	3,366,566	2,858,534

Liabilities:
Due to Sponsor Company	1	34	10	1	734	416	152
Payable for fund shares purchased	—	—	—	—	—	—	—
Other liabilities	—	—	—	1	—	4	—
Total liabilities	1	34	10	2	734	420	152

Net assets:
For contract liabilities	$25,859	$801,765	$265,345	$23,922	$8,751,964	$3,366,146	$2,858,382

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—
class 2	25,859	801,765	265,345	23,922	—	—	—
class 4	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—
class I	—	—	—	—	5,986,334	—	—
class IA	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—
class II	—	—	—	—	2,765,630	—	—
class INIT	—	—	—	—	—	3,366,146	2,858,382
class S1	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—
Total contract liabilities	$25,859	$801,765	$265,345	$23,922	$8,751,964	$3,366,146	$2,858,382

Shares:
class 1	—	—	—	—	—	—	—
class 2	13,468	54,468	5,445	807	—	—	—
class 4	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—
class I	—	—	—	—	771,435	—	—
class IA	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—
class II	—	—	—	—	359,173	—	—
class INIT	—	—	—	—	—	120,737	114,062
class S1	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—
Total shares	13,468	54,468	5,445	807	1,130,608	120,737	114,062

Cost	$36,848	$507,535	$140,631	$18,968	$9,214,993	$2,836,596	$2,174,923

Deferred contracts in the accumulation period:
Units owned by participants #	1,622	134,188	4,007	657	590,888	172,263	132,027
Minimum unit fair value #*	$15.942763	$5.002186	$59.611638	$33.787618	$12.508380	$18.436294	$20.464186
Maximum unit fair value #*	$15.942763	$62.749294	$69.120111	$36.525094	$13.972601	$20.207117	$22.297504
Contract liability	$25,859	$800,940	$265,345	$23,922	$8,061,832	$3,343,453	$2,847,299

Contracts in payout (annuitization) period:
Units owned by participants #	—	133	—	—	50,147	1,136	500
Minimum unit fair value #*	$—	$6.221110	$—	$—	$13.264904	$19.969397	$21.775994
Maximum unit fair value #*	$—	$6.221110	$—	$—	$13.972601	$19.969397	$22.297504
Contract liability	$—	$825	$—	$—	$690,132	$22,693	$11,083

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(2) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(3) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(6) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(7) Funded as of September 18, 2020.
(8) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(9) Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio. Change effective April 1, 2020.
(10) Merged assets from Invesco V.I. Mid Cap Growth Fund. Change effective April 30, 2020.
(11) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2020

	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$321,336	$525,896	$81,619	$30,453	$106,548	$276,066	$10,445	$940,802	$137,871	$262,199

Expenses:
Administrative charges	(28,727)	(61,216)	(18,616)	—	—	—	—	—	—	—
Mortality and expense risk charges	(204,417)	(480,018)	(136,815)	(41,904)	(104,756)	(87,283)	(5,051)	(479,364)	(863,036)	(314,162)
Total expenses	(233,144)	(541,234)	(155,431)	(41,904)	(104,756)	(87,283)	(5,051)	(479,364)	(863,036)	(314,162)
Net investment income (loss)	88,192	(15,338)	(73,812)	(11,451)	1,792	188,783	5,394	461,438	(725,165)	(51,963)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(553,756)	(1,850,797)	(565,918)	96,334	58,613	(55,286)	25,319	1,194,861	—	(550,285)
Net realized gain distributions	457,889	—	502,785	237,764	—	—	11,386	796,750	—	1,069,098
Change in unrealized appreciation (depreciation) during the period	1,046,500	2,799,277	512,432	386,664	125,533	(104,877)	21,443	(3,435,625)	—	(117,703)
Net gain (loss) on investments	950,633	948,480	449,299	720,762	184,146	(160,163)	58,148	(1,444,014)	—	401,110
Net increase (decrease) in net assets resulting from operations	$1,038,825	$933,142	$375,487	$709,311	$185,938	$28,620	$63,542	$(982,576)	$(725,165)	$349,147

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$49,892	$77,805	$442,586	$1,286,945	$164,571	$15,790	$—	$449,500	$9,093	$124,961

Expenses:
Administrative charges	—	(25,865)	(157,387)	(109,590)	(26,858)	(10,225)	—	(51,146)	(39,451)	(286,745)
Mortality and expense risk charges	(28,291)	(408,270)	(2,642,475)	(1,787,335)	(459,793)	(172,290)	(11,581)	(396,563)	(318,155)	(2,045,826)
Total expenses	(28,291)	(434,135)	(2,799,862)	(1,896,925)	(486,651)	(182,515)	(11,581)	(447,709)	(357,606)	(2,332,571)
Net investment income (loss)	21,601	(356,330)	(2,357,276)	(609,980)	(322,080)	(166,725)	(11,581)	1,791	(348,513)	(2,207,610)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	45,386	1,212,262	8,766,987	2,377,169	458,831	539,779	67,207	(383,083)	1,457,266	6,294,381
Net realized gain distributions	22,923	637,844	3,351,437	2,554,277	—	597,524	54,113	1,329,873	2,108,055	841,124
Change in unrealized appreciation (depreciation) during the period	115,030	4,228,196	49,186,931	5,746,515	2,903,048	1,473,916	140,160	339,738	4,493,030	33,489,163
Net gain (loss) on investments	183,339	6,078,302	61,305,355	10,677,961	3,361,879	2,611,219	261,480	1,286,528	8,058,351	40,624,668
Net increase (decrease) in net assets resulting from operations	$204,940	$5,721,972	$58,948,079	$10,067,981	$3,039,799	$2,444,494	$249,899	$1,288,319	$7,709,838	$38,417,058

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$137,943	$29,826	$2,041	$72,020	$—	$6,043	$1,146,583	$685,758	$195,828	$168,188

Expenses:
Administrative charges	(62,104)	(4,860)	—	—	(19,140)	—	(25,478)	(25,701)	(4,968)	(6,294)
Mortality and expense risk charges	(479,328)	(40,330)	(73,641)	(14,689)	(303,473)	(4,471)	(418,254)	(458,283)	(82,388)	(99,939)
Total expenses	(541,432)	(45,190)	(73,641)	(14,689)	(322,613)	(4,471)	(443,732)	(483,984)	(87,356)	(106,233)
Net investment income (loss)	(403,489)	(15,364)	(71,600)	57,331	(322,613)	1,572	702,851	201,774	108,472	61,955

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(310,405)	(43,759)	153,012	45,629	145,923	(26,421)	(501,187)	(362,603)	108,681	(203,606)
Net realized gain distributions	—	152,179	64,296	1,037	2,148,321	27,345	—	954,689	115,346	—
Change in unrealized appreciation (depreciation) during the period	6,539,651	143,084	1,189,310	(124,002)	5,201,074	16,549	60,130	(3,017,852)	320,416	317,697
Net gain (loss) on investments	6,229,246	251,504	1,406,618	(77,336)	7,495,318	17,473	(441,057)	(2,425,766)	544,443	114,091
Net increase (decrease) in net assets resulting from operations	$5,825,757	$236,140	$1,335,018	$(20,005)	$7,172,705	$19,045	$261,794	$(2,223,992)	$652,915	$176,046

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Franklin Mutual Global Discovery VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)(5)	Sub-Account (6)	Sub-Account (7)

Investment income:
Dividends	$6,000	$46,377	$482,379	$12,028,966	$460,831	$3,562,560	$75,424	$609,835	$—	$1,611,947

Expenses:
Administrative charges	—	—	(50,190)	(624,642)	—	(300,576)	(14,945)	(215,007)	(102,801)	(24,234)
Mortality and expense risk charges	(3,175)	(6,593)	(410,183)	(4,098,438)	(773,931)	(2,180,686)	(131,501)	(1,676,627)	(832,481)	(188,523)
Total expenses	(3,175)	(6,593)	(460,373)	(4,723,080)	(773,931)	(2,481,262)	(146,446)	(1,891,634)	(935,282)	(212,757)
Net investment income (loss)	2,825	39,784	22,006	7,305,886	(313,100)	1,081,298	(71,022)	(1,281,799)	(935,282)	1,399,190

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(4,716)	(19,267)	597,938	1,299,903	787,215	(2,508,678)	(1,078,760)	2,188,394	(6,834,818)	(2,141,072)
Net realized gain distributions	5,085	—	1,496,226	720,836	3,722,301	7,994,822	4,597,505	6,857,540	36,530,656	—
Change in unrealized appreciation (depreciation) during the period	(20,877)	(60,936)	572,088	12,690,375	5,494,902	7,509,288	(1,488,443)	18,352,130	(1,208,966)	644,215
Net gain (loss) on investments	(20,508)	(80,203)	2,666,252	14,711,114	10,004,418	12,995,432	2,030,302	27,398,064	28,486,872	(1,496,857)
Net increase (decrease) in net assets resulting from operations	$(17,683)	$(40,419)	$2,688,258	$22,017,000	$9,691,318	$14,076,730	$1,959,280	$26,116,265	$27,551,590	$(97,667)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund
	Sub-Account	Sub-Account (8)	Sub-Account (9)(10)(11)	Sub-Account (12)	Sub-Account (13)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (14)	Sub-Account (15)

Investment income:
Dividends	$1,300,544	$—	$4,945	$29,669	$650,614	$—	$—	$223,447	$1,761,133	$656,741

Expenses:
Administrative charges	(124,573)	—	—	—	(77,965)	—	(27,992)	(25,834)	(73,732)	(51,518)
Mortality and expense risk charges	(892,412)	(64,629)	(47,615)	(54,859)	(588,514)	(346,038)	(223,040)	(193,663)	(564,357)	(349,829)
Total expenses	(1,016,985)	(64,629)	(47,615)	(54,859)	(666,479)	(346,038)	(251,032)	(219,497)	(638,089)	(401,347)
Net investment income (loss)	283,559	(64,629)	(42,670)	(25,190)	(15,865)	(346,038)	(251,032)	3,950	1,123,044	255,394

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,352,105	(1,152,197)	130,172	(1,741,124)	85,710	1,315,747	468,027	725,493	(24,956)	(7,370,332)
Net realized gain distributions	—	1,434,375	159,080	415,158	—	3,328,794	565,951	935,456	—	5,599,619
Change in unrealized appreciation (depreciation) during the period	9,819,863	81,170	2,152,955	301,320	(373,383)	6,853,983	3,701,285	(292,265)	1,331,210	(3,342,911)
Net gain (loss) on investments	12,171,968	363,348	2,442,207	(1,024,646)	(287,673)	11,498,524	4,735,263	1,368,684	1,306,254	(5,113,624)
Net increase (decrease) in net assets resulting from operations	$12,455,527	$298,719	$2,399,537	$(1,049,836)	$(303,538)	$11,152,486	$4,484,231	$1,372,634	$2,429,298	$(4,858,230)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund
	Sub-Account	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$259,251	$94,633	$1,178,651	$1,001,805	$—	$29,003	$930,232	$16,527	$261,606	$324,243

Expenses:
Administrative charges	(40,419)	(18,863)	(59,226)	(114,218)	(6,905)	(5,017)	(47,782)	—	—	(6,513)
Mortality and expense risk charges	(236,756)	(108,756)	(417,965)	(727,842)	(91,061)	(87,198)	(753,422)	(13,072)	(235,701)	(225,921)
Total expenses	(277,175)	(127,619)	(477,191)	(842,060)	(97,966)	(92,215)	(801,204)	(13,072)	(235,701)	(232,434)
Net investment income (loss)	(17,924)	(32,986)	701,460	159,745	(97,966)	(63,212)	129,028	3,455	25,905	91,809

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(546,152)	83,652	(116,107)	251,827	385,815	192,108	857,957	40,526	90,847	99,449
Net realized gain distributions	35,300	182,958	—	—	331,695	138,738	1,079,177	55,540	955,192	625,536
Change in unrealized appreciation (depreciation) during the period	1,091,641	1,071,244	1,020,655	956,243	752,856	266,666	788,192	(59,476)	1,256,769	198,790
Net gain (loss) on investments	580,789	1,337,854	904,548	1,208,070	1,470,366	597,512	2,725,326	36,590	2,302,808	923,775
Net increase (decrease) in net assets resulting from operations	$562,865	$1,304,868	$1,606,008	$1,367,815	$1,372,400	$534,300	$2,854,354	$40,045	$2,328,713	$1,015,584

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Morgan Stanley VIF Global Franchise Portfolio	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (17)	Sub-Account

Investment income:
Dividends	$896,153	$96,700	$174,534	$—	$—	$143,857	$519,995	$56,363	$—	$—

Expenses:
Administrative charges	(35,959)	(2,497)	(19,837)	—	(26,480)	(25,334)	(48,642)	(7,368)	(10,494)	(39,297)
Mortality and expense risk charges	(559,333)	(39,015)	(205,970)	(1,773,022)	(194,809)	(270,341)	(644,247)	(132,601)	(94,491)	(308,707)
Total expenses	(595,292)	(41,512)	(225,807)	(1,773,022)	(221,289)	(295,675)	(692,889)	(139,969)	(104,985)	(348,004)
Net investment income (loss)	300,861	55,188	(51,273)	(1,773,022)	(221,289)	(151,818)	(172,894)	(83,606)	(104,985)	(348,004)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	368,336	(34,775)	(108,082)	8,432,126	1,087,181	(593,429)	998,179	(168,053)	236,821	1,533,235
Net realized gain distributions	332,223	—	218,315	12,354,834	1,723,927	169,037	602,642	685,463	505,536	3,244,500
Change in unrealized appreciation (depreciation) during the period	781,480	36,717	1,523,383	69,644,833	10,998,381	261,770	2,414,450	229,369	1,529,805	1,997,439
Net gain (loss) on investments	1,482,039	1,942	1,633,616	90,431,793	13,809,489	(162,622)	4,015,271	746,779	2,272,162	6,775,174
Net increase (decrease) in net assets resulting from operations	$1,782,900	$57,130	$1,582,343	$88,658,771	$13,588,200	$(314,440)	$3,842,377	$663,173	$2,167,177	$6,427,170

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Sustainable Leaders Fund
	Sub-Account	Sub-Account (19)	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$343,096	$63,747	$109,853	$1,206,992	$75,708	$2,151	$224,924	$352,189	$117,572	$58,650

Expenses:
Administrative charges	(150,168)	(7,464)	(54,997)	(25,276)	(6,906)	—	—	(38,482)	(23,457)	—
Mortality and expense risk charges	(1,021,626)	(74,131)	(447,484)	(211,080)	(53,990)	(100,223)	(116,288)	(318,394)	(170,688)	(188,802)
Total expenses	(1,171,794)	(81,595)	(502,481)	(236,356)	(60,896)	(100,223)	(116,288)	(356,876)	(194,145)	(188,802)
Net investment income (loss)	(828,698)	(17,848)	(392,628)	970,636	14,812	(98,072)	108,636	(4,687)	(76,573)	(130,152)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,053,975	77,639	477,774	(601,591)	22,369	342,649	(82,823)	(166,601)	761,849	882,007
Net realized gain distributions	2,845,202	539,860	438,056	—	78,127	304,088	132,130	—	511,704	1,228,169
Change in unrealized appreciation (depreciation) during the period	14,153,161	48,188	5,853,665	(828,388)	229,509	1,349,119	312,948	2,263,566	664,973	1,300,743
Net gain (loss) on investments	20,052,338	665,687	6,769,495	(1,429,979)	330,005	1,995,856	362,255	2,096,965	1,938,526	3,410,919
Net increase (decrease) in net assets resulting from operations	$19,223,640	$647,839	$6,376,867	$(459,343)	$344,817	$1,897,784	$470,891	$2,092,278	$1,861,953	$3,280,767

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Equity Income Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (18)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$147,691	$44,582	$215,678	$741,080	$781,509	$—	$—	$2,544	$601	$—

Expenses:
Administrative charges	(26,642)	(6,920)	—	(56,350)	(55,412)	(1,343)	—	(611)	—	(1,340)
Mortality and expense risk charges	(220,933)	(53,152)	(177,011)	(539,424)	(559,687)	(24,894)	(5,208)	(5,497)	(273)	(8,974)
Total expenses	(247,575)	(60,072)	(177,011)	(595,774)	(615,099)	(26,237)	(5,208)	(6,108)	(273)	(10,314)
Net investment income (loss)	(99,884)	(15,490)	38,667	145,306	166,410	(26,237)	(5,208)	(3,564)	328	(10,314)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,630,821)	158,641	420,769	(1,359,733)	(395,616)	91,152	(253,259)	4,301	(5,500)	42,601
Net realized gain distributions	—	214,514	868,402	613,443	971,711	102,318	247,675	24,538	—	38,103
Change in unrealized appreciation (depreciation) during the period	3,922,245	150,689	(845,984)	344,248	(1,911,669)	281,446	(18,826)	15,095	5,528	255,050
Net gain (loss) on investments	1,291,424	523,844	443,187	(402,042)	(1,335,574)	474,916	(24,410)	43,934	28	335,754
Net increase (decrease) in net assets resulting from operations	$1,191,540	$508,354	$481,854	$(256,736)	$(1,169,164)	$448,679	$(29,618)	$40,370	$356	$325,440

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2020

	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	Morgan Stanley VIF Global Infrastructure Portfolio	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$90	$139,641	$21,305	$11,333

Expenses:
Administrative charges	—	—	—	—	—
Mortality and expense risk charges	(2,709)	(240)	(136,528)	(57,884)	(49,802)
Total expenses	(2,709)	(240)	(136,528)	(57,884)	(49,802)
Net investment income (loss)	(2,709)	(150)	3,113	(36,579)	(38,469)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,390	139	(117,812)	15,770	106,306
Net realized gain distributions	16,567	1,557	135,516	147,207	240,067
Change in unrealized appreciation (depreciation) during the period	84,542	2,365	(342,277)	341,073	139,354
Net gain (loss) on investments	102,499	4,061	(324,573)	504,050	485,727
Net increase (decrease) in net assets resulting from operations	$99,790	$3,911	$(321,460)	$467,471	$447,258

The accompanying notes are an integral part of these financial statements.

(1) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(2) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(3) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(6) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(7) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(8) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(9) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(11) Funded as of September 18, 2020.
(12) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(13) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(15) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(16) Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio. Change effective April 1, 2020.
(17) Merged assets from Invesco V.I. Mid Cap Growth Fund. Change effective April 30, 2020.
(18) Merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Change effective April 30, 2020.
(19) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2020

	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$88,192	$(15,338)	$(73,812)	$(11,451)	$1,792	$188,783	$5,394	$461,438	$(725,165)	$(51,963)
Net realized gain (loss) on security transactions	(553,756)	(1,850,797)	(565,918)	96,334	58,613	(55,286)	25,319	1,194,861	—	(550,285)
Net realized gain distributions	457,889	—	502,785	237,764	—	—	11,386	796,750	—	1,069,098
Change in unrealized appreciation (depreciation) during the period	1,046,500	2,799,277	512,432	386,664	125,533	(104,877)	21,443	(3,435,625)	—	(117,703)
Net increase (decrease) in net assets resulting from operations	1,038,825	933,142	375,487	709,311	185,938	28,620	63,542	(982,576)	(725,165)	349,147

Unit transactions:
Purchases	30,182	133,572	23,333	558	13,029	17,845	—	92,669	84,004	101,448
Net transfers	762,820	2,938,892	(29,372)	(96,665)	560,620	(11,460)	(23,998)	(664,051)	27,430,706	1,885,337
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,806,978)	(3,444,995)	(920,852)	(338,680)	(545,492)	(203,346)	(52,355)	(2,701,291)	(16,285,610)	(2,073,320)
Other transactions	(21)	1,177	(162)	23	(12)	(41)	—	(319)	889	741
Death benefits	(591,604)	(997,449)	(229,221)	(9,793)	(131,235)	(145,874)	(974)	(765,878)	(1,812,782)	(705,998)
Net annuity transactions	(2,286)	(3,119)	20,789	(3,861)	5,880	(53,654)	—	(101,245)	30,348	(7,654)
Net increase (decrease) in net assets resulting from unit transactions	(1,607,887)	(1,371,922)	(1,135,485)	(448,418)	(97,210)	(396,530)	(77,327)	(4,140,115)	9,447,555	(799,446)
Net increase (decrease) in net assets	(569,062)	(438,780)	(759,998)	260,893	88,728	(367,910)	(13,785)	(5,122,691)	8,722,390	(450,299)

Net assets:
Beginning of period	16,790,829	38,797,563	11,951,465	2,875,392	4,779,327	5,223,313	545,021	38,065,695	50,362,145	21,808,512
End of period	$16,221,767	$38,358,783	$11,191,467	$3,136,285	$4,868,055	$4,855,403	$531,236	$32,943,004	$59,084,535	$21,358,213

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$21,601	$(356,330)	$(2,357,276)	$(609,980)	$(322,080)	$(166,725)	$(11,581)	$1,791	$(348,513)	$(2,207,610)
Net realized gain (loss) on security transactions	45,386	1,212,262	8,766,987	2,377,169	458,831	539,779	67,207	(383,083)	1,457,266	6,294,381
Net realized gain distributions	22,923	637,844	3,351,437	2,554,277	—	597,524	54,113	1,329,873	2,108,055	841,124
Change in unrealized appreciation (depreciation) during the period	115,030	4,228,196	49,186,931	5,746,515	2,903,048	1,473,916	140,160	339,738	4,493,030	33,489,163
Net increase (decrease) in net assets resulting from operations	204,940	5,721,972	58,948,079	10,067,981	3,039,799	2,444,494	249,899	1,288,319	7,709,838	38,417,058

Unit transactions:
Purchases	—	93,936	738,242	493,119	131,749	70,800	—	149,757	36,812	877,110
Net transfers	138,721	(673,296)	(5,484,477)	(1,220,943)	118,143	(177,904)	(151,952)	665,711	1,042,055	(8,722,053)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(304,992)	(1,536,187)	(12,724,932)	(8,069,354)	(2,003,267)	(958,400)	(83,996)	(2,833,121)	(1,779,643)	(14,386,455)
Other transactions	(1)	(129)	10,777	4,005	937	632	128	207	(935)	5,079
Death benefits	(50,140)	(700,917)	(3,407,268)	(2,919,672)	(689,662)	(229,163)	(27,621)	(769,037)	(172,040)	(4,165,538)
Net annuity transactions	—	(30,284)	(391,409)	(366,311)	(93,999)	(37,549)	1,100	(39,900)	(86,165)	(219,516)
Net increase (decrease) in net assets resulting from unit transactions	(216,412)	(2,846,877)	(21,259,067)	(12,079,156)	(2,536,099)	(1,331,584)	(262,341)	(2,826,383)	(959,916)	(26,611,373)
Net increase (decrease) in net assets	(11,472)	2,875,095	37,689,012	(2,011,175)	503,700	1,112,910	(12,442)	(1,538,064)	6,749,922	11,805,685

Net assets:
Beginning of period	2,730,961	22,648,098	133,729,036	105,162,978	29,274,283	10,242,355	812,799	31,411,559	20,293,959	153,524,716
End of period	$2,719,489	$25,523,193	$171,418,048	$103,151,803	$29,777,983	$11,355,265	$800,357	$29,873,495	$27,043,881	$165,330,401

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(403,489)	$(15,364)	$(71,600)	$57,331	$(322,613)	$1,572	$702,851	$201,774	$108,472	$61,955
Net realized gain (loss) on security transactions	(310,405)	(43,759)	153,012	45,629	145,923	(26,421)	(501,187)	(362,603)	108,681	(203,606)
Net realized gain distributions	—	152,179	64,296	1,037	2,148,321	27,345	—	954,689	115,346	—
Change in unrealized appreciation (depreciation) during the period	6,539,651	143,084	1,189,310	(124,002)	5,201,074	16,549	60,130	(3,017,852)	320,416	317,697
Net increase (decrease) in net assets resulting from operations	5,825,757	236,140	1,335,018	(20,005)	7,172,705	19,045	261,794	(2,223,992)	652,915	176,046

Unit transactions:
Purchases	112,049	4,816	7,092	—	77,896	—	164,779	67,355	2,400	10,678
Net transfers	(2,112,688)	144,660	48,938	59,245	(942,917)	2,792	142,430	359,649	(215,841)	(115,959)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,080,245)	(279,898)	(422,389)	(391,459)	(1,125,510)	(33,641)	(2,168,362)	(1,756,144)	(285,827)	(412,136)
Other transactions	(364)	(6)	(4)	—	2,319	—	82	1,543	24	(29)
Death benefits	(759,392)	(61,178)	(17,914)	(192,956)	(147,222)	(356)	(935,131)	(589,630)	(26,710)	(24,848)
Net annuity transactions	(33,640)	9,259	43,516	(6,650)	(42,717)	—	39,674	(59,221)	(6,751)	(38,115)
Net increase (decrease) in net assets resulting from unit transactions	(5,874,280)	(182,347)	(340,761)	(531,820)	(2,178,151)	(31,205)	(2,756,528)	(1,976,448)	(532,705)	(580,409)
Net increase (decrease) in net assets	(48,523)	53,793	994,257	(551,825)	4,994,554	(12,160)	(2,494,734)	(4,200,440)	120,210	(404,363)

Net assets:
Beginning of period	39,234,678	3,335,581	4,472,635	1,779,030	14,899,175	511,049	24,376,941	30,472,706	4,994,480	6,537,260
End of period	$39,186,155	$3,389,374	$5,466,892	$1,227,205	$19,893,729	$498,889	$21,882,207	$26,272,266	$5,114,690	$6,132,897

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Franklin Mutual Global Discovery VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)(5)	Sub-Account (6)	Sub-Account (7)

Operations:
Net investment income (loss)	$2,825	$39,784	$22,006	$7,305,886	$(313,100)	$1,081,298	$(71,022)	$(1,281,799)	$(935,282)	$1,399,190
Net realized gain (loss) on security transactions	(4,716)	(19,267)	597,938	1,299,903	787,215	(2,508,678)	(1,078,760)	2,188,394	(6,834,818)	(2,141,072)
Net realized gain distributions	5,085	—	1,496,226	720,836	3,722,301	7,994,822	4,597,505	6,857,540	36,530,656	—
Change in unrealized appreciation (depreciation) during the period	(20,877)	(60,936)	572,088	12,690,375	5,494,902	7,509,288	(1,488,443)	18,352,130	(1,208,966)	644,215
Net increase (decrease) in net assets resulting from operations	(17,683)	(40,419)	2,688,258	22,017,000	9,691,318	14,076,730	1,959,280	26,116,265	27,551,590	(97,667)

Unit transactions:
Purchases	—	—	148,228	871,571	154,822	878,599	80,882	306,365	62,437	104,932
Net transfers	7,441	54,705	797,692	20,327,624	(3,046,650)	(2,374,531)	(1,365,416)	(15,742,232)	(8,678,340)	112,405
Net interfund transfers due to corporate actions	—	—	—	18,286,988	—	38,010,060	(12,446,127)	104,340,958	(91,894,831)	(18,286,988)
Surrenders for benefit payments and fees	(3,296)	(73,151)	(2,597,857)	(33,344,557)	(5,089,084)	(15,390,606)	(846,938)	(11,662,408)	(5,118,430)	(1,412,026)
Other transactions	—	—	938	6,560	(595)	3,277	21	687	14	424
Death benefits	—	(13,812)	(472,168)	(7,219,053)	(812,048)	(3,992,644)	(133,169)	(2,590,982)	(669,140)	(321,846)
Net annuity transactions	359	(4,851)	(47,320)	223,045	(61,473)	(180,394)	(143,896)	523,978	(789,321)	(132,679)
Net increase (decrease) in net assets resulting from unit transactions	4,504	(37,109)	(2,170,487)	(847,822)	(8,855,028)	16,953,761	(14,854,643)	75,176,366	(107,087,611)	(19,935,778)
Net increase (decrease) in net assets	(13,179)	(77,528)	517,771	21,169,178	836,290	31,030,491	(12,895,363)	101,292,631	(79,536,021)	(20,033,445)

Net assets:
Beginning of period	322,461	657,701	30,107,163	339,798,705	53,336,045	173,907,938	12,895,363	97,630,948	79,536,021	20,033,445
End of period	$309,282	$580,173	$30,624,934	$360,967,883	$54,172,335	$204,938,429	$—	$198,923,579	$—	$—

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund
	Sub-Account	Sub-Account (8)	Sub-Account (9)(10)(11)	Sub-Account (12)	Sub-Account (13)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (14)	Sub-Account (15)

Operations:
Net investment income (loss)	$283,559	$(64,629)	$(42,670)	$(25,190)	$(15,865)	$(346,038)	$(251,032)	$3,950	$1,123,044	$255,394
Net realized gain (loss) on security transactions	2,352,105	(1,152,197)	130,172	(1,741,124)	85,710	1,315,747	468,027	725,493	(24,956)	(7,370,332)
Net realized gain distributions	—	1,434,375	159,080	415,158	—	3,328,794	565,951	935,456	—	5,599,619
Change in unrealized appreciation (depreciation) during the period	9,819,863	81,170	2,152,955	301,320	(373,383)	6,853,983	3,701,285	(292,265)	1,331,210	(3,342,911)
Net increase (decrease) in net assets resulting from operations	12,455,527	298,719	2,399,537	(1,049,836)	(303,538)	11,152,486	4,484,231	1,372,634	2,429,298	(4,858,230)

Unit transactions:
Purchases	175,934	2,162	4,602	7,615	222,916	67,329	15,960	48,742	129,129	195,352
Net transfers	(3,648,392)	(1,001,392)	(327,480)	137,007	2,632,843	(2,714,448)	(1,359,785)	(561,469)	3,350,273	2,758,852
Net interfund transfers due to corporate actions	—	(4,964,338)	9,451,605	(4,487,267)	53,845,418	—	—	—	(53,845,418)	(38,010,060)
Surrenders for benefit payments and fees	(6,813,070)	(267,450)	(360,933)	(274,342)	(5,189,012)	(2,306,198)	(1,365,803)	(719,989)	(4,381,910)	(2,615,790)
Other transactions	1,948	14	(14)	1	7,091	194	(92)	(8)	1,084	4,225
Death benefits	(1,502,364)	(3,133)	(73,854)	(59,724)	(1,271,493)	(497,154)	(467,621)	(512,293)	(1,449,788)	(622,598)
Net annuity transactions	(42,398)	(31,340)	90,276	(64,932)	703,355	2,360	(22,924)	(24,616)	(701,895)	(318,221)
Net increase (decrease) in net assets resulting from unit transactions	(11,828,342)	(6,265,477)	8,784,202	(4,741,642)	50,951,118	(5,447,917)	(3,200,265)	(1,769,633)	(56,898,525)	(38,608,240)
Net increase (decrease) in net assets	627,185	(5,966,758)	11,183,739	(5,791,478)	50,647,580	5,704,569	1,283,966	(396,999)	(54,469,227)	(43,466,470)

Net assets:
Beginning of period	73,113,954	5,966,758	—	5,791,478	29,418,414	23,243,129	17,102,135	15,006,154	54,469,227	43,466,470
End of period	$73,741,139	$—	$11,183,739	$—	$80,065,994	$28,947,698	$18,386,101	$14,609,155	$—	$—

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund
	Sub-Account	Sub-Account (16)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(17,924)	$(32,986)	$701,460	$159,745	$(97,966)	$(63,212)	$129,028	$3,455	$25,905	$91,809
Net realized gain (loss) on security transactions	(546,152)	83,652	(116,107)	251,827	385,815	192,108	857,957	40,526	90,847	99,449
Net realized gain distributions	35,300	182,958	—	—	331,695	138,738	1,079,177	55,540	955,192	625,536
Change in unrealized appreciation (depreciation) during the period	1,091,641	1,071,244	1,020,655	956,243	752,856	266,666	788,192	(59,476)	1,256,769	198,790
Net increase (decrease) in net assets resulting from operations	562,865	1,304,868	1,606,008	1,367,815	1,372,400	534,300	2,854,354	40,045	2,328,713	1,015,584

Unit transactions:
Purchases	26,246	12,237	79,128	420,068	—	5,827	187,895	—	11,068	163,573
Net transfers	1,128,220	(523,040)	(205,485)	1,492,248	180,985	113,139	(658,547)	29,197	1,619,756	(119,570)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,854,148)	(670,919)	(2,602,277)	(5,316,623)	(566,996)	(234,060)	(3,092,647)	(118,110)	(1,475,672)	(1,019,092)
Other transactions	(242)	4	17	3,139	195	730	1,183	—	(32)	(4)
Death benefits	(335,795)	(221,125)	(760,254)	(1,585,715)	(63,633)	(213,464)	(1,542,183)	(1,956)	(118,861)	(659,122)
Net annuity transactions	(17,278)	4,428	(5,775)	(75,864)	34,074	(18,794)	(267,419)	—	(15,548)	(102,492)
Net increase (decrease) in net assets resulting from unit transactions	(1,052,997)	(1,398,415)	(3,494,646)	(5,062,747)	(415,375)	(346,622)	(5,371,718)	(90,869)	20,711	(1,736,707)
Net increase (decrease) in net assets	(490,132)	(93,547)	(1,888,638)	(3,694,932)	957,025	187,678	(2,517,364)	(50,824)	2,349,424	(721,123)

Net assets:
Beginning of period	22,702,055	10,806,892	34,410,634	66,580,562	5,031,764	4,874,506	45,003,821	1,334,660	14,153,852	16,324,393
End of period	$22,211,923	$10,713,345	$32,521,996	$62,885,630	$5,988,789	$5,062,184	$42,486,457	$1,283,836	$16,503,276	$15,603,270

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Morgan Stanley VIF Global Franchise Portfolio	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (17)	Sub-Account

Operations:
Net investment income (loss)	$300,861	$55,188	$(51,273)	$(1,773,022)	$(221,289)	$(151,818)	$(172,894)	$(83,606)	$(104,985)	$(348,004)
Net realized gain (loss) on security transactions	368,336	(34,775)	(108,082)	8,432,126	1,087,181	(593,429)	998,179	(168,053)	236,821	1,533,235
Net realized gain distributions	332,223	—	218,315	12,354,834	1,723,927	169,037	602,642	685,463	505,536	3,244,500
Change in unrealized appreciation (depreciation) during the period	781,480	36,717	1,523,383	69,644,833	10,998,381	261,770	2,414,450	229,369	1,529,805	1,997,439
Net increase (decrease) in net assets resulting from operations	1,782,900	57,130	1,582,343	88,658,771	13,588,200	(314,440)	3,842,377	663,173	2,167,177	6,427,170

Unit transactions:
Purchases	115,780	2,700	18,776	108,094	6,862	33,559	420,113	20,690	2,742	144,833
Net transfers	2,493,501	(86,591)	(270,991)	(5,993,129)	2,858,031	(148,746)	(1,136,581)	(178,752)	(1,207,794)	(1,910,628)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	829,000	—
Surrenders for benefit payments and fees	(2,352,715)	(177,284)	(1,138,108)	(8,119,005)	(1,091,263)	(1,512,447)	(2,975,488)	(775,972)	(521,769)	(2,139,608)
Other transactions	33	1	(31)	2,922	(92)	(112)	1,331	1,662	(11)	583
Death benefits	(1,025,709)	(4,551)	(183,874)	(2,429,030)	(298,146)	(308,896)	(1,311,517)	(161,850)	(32,649)	(751,726)
Net annuity transactions	(491,522)	(25,072)	(20,855)	(722,419)	(55,408)	(37,157)	(344,244)	(21,891)	(1,446)	(67,238)
Net increase (decrease) in net assets resulting from unit transactions	(1,260,632)	(290,797)	(1,595,083)	(17,152,567)	1,419,984	(1,973,799)	(5,346,386)	(1,116,113)	(931,927)	(4,723,784)
Net increase (decrease) in net assets	522,268	(233,667)	(12,740)	71,506,204	15,008,184	(2,288,239)	(1,504,009)	(452,940)	1,235,250	1,703,386

Net assets:
Beginning of period	32,642,061	2,389,569	14,518,148	84,627,879	8,497,925	21,903,166	45,155,805	7,374,828	6,306,716	22,062,689
End of period	$33,164,329	$2,155,902	$14,505,408	$156,134,083	$23,506,109	$19,614,927	$43,651,796	$6,921,888	$7,541,966	$23,766,075

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Sustainable Leaders Fund
	Sub-Account	Sub-Account (19)	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(828,698)	$(17,848)	$(392,628)	$970,636	$14,812	$(98,072)	$108,636	$(4,687)	$(76,573)	$(130,152)
Net realized gain (loss) on security transactions	3,053,975	77,639	477,774	(601,591)	22,369	342,649	(82,823)	(166,601)	761,849	882,007
Net realized gain distributions	2,845,202	539,860	438,056	—	78,127	304,088	132,130	—	511,704	1,228,169
Change in unrealized appreciation (depreciation) during the period	14,153,161	48,188	5,853,665	(828,388)	229,509	1,349,119	312,948	2,263,566	664,973	1,300,743
Net increase (decrease) in net assets resulting from operations	19,223,640	647,839	6,376,867	(459,343)	344,817	1,897,784	470,891	2,092,278	1,861,953	3,280,767

Unit transactions:
Purchases	528,100	9,263	112,495	61,285	13,642	14,430	2,932	92,446	81,931	7,022
Net transfers	(6,000,947)	(278,416)	(2,193,196)	725,510	(38,135)	1,018,554	535,377	(5,010)	(320,008)	(1,831,938)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(7,228,987)	(404,950)	(3,100,045)	(1,793,719)	(543,891)	(351,057)	(870,952)	(2,336,638)	(1,428,526)	(1,235,604)
Other transactions	1,908	116	494	81	(6)	—	(41)	365	879	(38)
Death benefits	(2,172,804)	(101,213)	(806,067)	(266,407)	(202,020)	(84,494)	(113,885)	(576,330)	(399,253)	(160,625)
Net annuity transactions	(59,159)	(1,541)	(16,589)	(6,479)	(12,746)	—	2,635	(13,719)	6,885	304
Net increase (decrease) in net assets resulting from unit transactions	(14,931,889)	(776,741)	(6,002,908)	(1,279,729)	(783,156)	597,433	(443,934)	(2,838,886)	(2,058,092)	(3,220,879)
Net increase (decrease) in net assets	4,291,751	(128,902)	373,959	(1,739,072)	(438,339)	2,495,217	26,957	(746,608)	(196,139)	59,888

Net assets:
Beginning of period	83,655,540	5,953,833	34,453,131	17,392,727	4,237,503	5,055,664	9,339,551	24,207,500	13,746,418	13,425,536
End of period	$87,947,291	$5,824,931	$34,827,090	$15,653,655	$3,799,164	$7,550,881	$9,366,508	$23,460,892	$13,550,279	$13,485,424

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Equity Income Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (18)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(99,884)	$(15,490)	$38,667	$145,306	$166,410	$(26,237)	$(5,208)	$(3,564)	$328	$(10,314)
Net realized gain (loss) on security transactions	(2,630,821)	158,641	420,769	(1,359,733)	(395,616)	91,152	(253,259)	4,301	(5,500)	42,601
Net realized gain distributions	—	214,514	868,402	613,443	971,711	102,318	247,675	24,538	—	38,103
Change in unrealized appreciation (depreciation) during the period	3,922,245	150,689	(845,984)	344,248	(1,911,669)	281,446	(18,826)	15,095	5,528	255,050
Net increase (decrease) in net assets resulting from operations	1,191,540	508,354	481,854	(256,736)	(1,169,164)	448,679	(29,618)	40,370	356	325,440

Unit transactions:
Purchases	57,743	2,501	14,552	90,410	203,411	8,270	14,031	—	—	24
Net transfers	771,046	882,237	(115,227)	13,007	984,560	109,933	43,522	(40,995)	1,673	(183,444)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	(829,000)	—	—	—
Surrenders for benefit payments and fees	(1,697,663)	(559,044)	(1,564,923)	(2,965,509)	(3,317,181)	(108,427)	(23,398)	(9,097)	(101)	(64,265)
Other transactions	75	—	(5)	285	3,116	56	—	1	—	298
Death benefits	(393,092)	(223,150)	(168,650)	(1,036,330)	(1,176,419)	(47,857)	(14,419)	—	(3,173)	(7,903)
Net annuity transactions	(10,464)	(15,404)	(28,539)	(45,200)	(120,686)	(20,406)	(12,359)	—	—	(414)
Net increase (decrease) in net assets resulting from unit transactions	(1,272,355)	87,140	(1,862,792)	(3,943,337)	(3,423,199)	(58,431)	(821,623)	(50,091)	(1,601)	(255,704)
Net increase (decrease) in net assets	(80,815)	595,494	(1,380,938)	(4,200,073)	(4,592,363)	390,248	(851,241)	(9,721)	(1,245)	69,736

Net assets:
Beginning of period	17,641,119	3,864,726	14,472,195	44,782,129	44,302,628	1,154,415	851,241	349,302	27,104	732,029
End of period	$17,560,304	$4,460,220	$13,091,257	$40,582,056	$39,710,265	$1,544,663	$—	$339,581	$25,859	$801,765

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2020

	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	Morgan Stanley VIF Global Infrastructure Portfolio	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,709)	$(150)	$3,113	$(36,579)	$(38,469)
Net realized gain (loss) on security transactions	1,390	139	(117,812)	15,770	106,306
Net realized gain distributions	16,567	1,557	135,516	147,207	240,067
Change in unrealized appreciation (depreciation) during the period	84,542	2,365	(342,277)	341,073	139,354
Net increase (decrease) in net assets resulting from operations	99,790	3,911	(321,460)	467,471	447,258

Unit transactions:
Purchases	—	—	32,642	—	—
Net transfers	910	—	(142,546)	60,426	(246,322)
Net interfund transfers due to corporate actions	—	—	—	—	—
Surrenders for benefit payments and fees	(2,029)	(1,520)	(597,442)	(174,870)	(182,177)
Other transactions	(1)	(1)	(91)	752	(8,828)
Death benefits	—	—	(265,526)	(8,139)	(10,206)
Net annuity transactions	—	—	(154,529)	(4,538)	(64,424)
Net increase (decrease) in net assets resulting from unit transactions	(1,120)	(1,521)	(1,127,492)	(126,369)	(511,957)
Net increase (decrease) in net assets	98,670	2,390	(1,448,952)	341,102	(64,699)

Net assets:
Beginning of period	166,675	21,532	10,200,916	3,025,044	2,923,081
End of period	$265,345	$23,922	$8,751,964	$3,366,146	$2,858,382

The accompanying notes are an integral part of these financial statements.

(1) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(2) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(3) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(6) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(7) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(8) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(9) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(11) Funded as of September 18, 2020.
(12) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(13) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(15) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(16) Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio. Change effective April 1, 2020.
(17) Merged assets from Invesco V.I. Mid Cap Growth Fund. Change effective April 30, 2020.
(18) Merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Change effective April 30, 2020.
(19) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2019

	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$121,711	$(318,296)	$(163,664)	$(35,772)	$1,786	$214,819	$1,082	$485,883	$129,663
Net realized gain (loss) on security transactions	(393,144)	(1,747,332)	(191,632)	39,362	(30,572)	(1,507)	33,345	1,580,054	—
Net realized gain distributions	1,981,944	—	1,392,802	67,656	—	—	34,449	1,973,403	—
Change in unrealized appreciation (depreciation) during the period	870,435	7,372,431	1,116,713	587,897	208,568	379,750	63,502	3,557,377	—
Net increase (decrease) in net assets resulting from operations	2,580,946	5,306,803	2,154,219	659,143	179,782	593,062	132,378	7,596,717	129,663

Unit transactions:
Purchases	42,570	140,977	21,778	3,198	16,401	3,013	300	125,354	110,422
Net transfers	(107,889)	3,163,684	(571,042)	(146,174)	198,840	(228,764)	(21,467)	(133,976)	17,667,198
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,149,627)	(5,122,070)	(2,182,924)	(526,410)	(1,138,029)	(507,645)	(85,703)	(1,835,343)	(17,136,588)
Other transactions	3,918	1,777	671	(63)	(2)	264	1	373	657
Death benefits	(666,966)	(930,344)	(216,788)	(42,335)	(65,605)	(96,908)	(10,975)	(1,521,818)	(2,278,220)
Net annuity transactions	(30,808)	(109,730)	(11,725)	2,564	(34,393)	(36,332)	—	(349,615)	(150,920)
Net increase (decrease) in net assets resulting from unit transactions	(2,908,802)	(2,855,706)	(2,960,030)	(709,220)	(1,022,788)	(866,372)	(117,844)	(3,715,025)	(1,787,451)
Net increase (decrease) in net assets	(327,856)	2,451,097	(805,811)	(50,077)	(843,006)	(273,310)	14,534	3,881,692	(1,657,788)

Net assets:
Beginning of period	17,118,685	36,346,466	12,757,276	2,925,469	5,622,333	5,496,623	530,487	34,184,003	52,019,933
End of period	$16,790,829	$38,797,563	$11,951,465	$2,875,392	$4,779,327	$5,223,313	$545,021	$38,065,695	$50,362,145

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(18,298)	$36,117	$(183,461)	$(1,581,942)	$(348,082)	$(146,223)	$(174,636)	$(13,378)	$46,424	$(315,801)
Net realized gain (loss) on security transactions	(140,070)	4,133	881,069	3,928,406	2,771,525	564,958	340,264	65,532	(313,888)	952,130
Net realized gain distributions	2,308,801	—	1,174,109	13,370,449	10,332,752	735,481	627,054	102,080	2,094,942	1,294,376
Change in unrealized appreciation (depreciation) during the period	(534,439)	195,252	4,061,300	15,675,352	8,867,635	4,212,784	1,677,644	101,720	5,066,283	3,533,804
Net increase (decrease) in net assets resulting from operations	1,615,994	235,502	5,933,017	31,392,265	21,623,830	5,367,000	2,470,326	255,954	6,893,761	5,464,509

Unit transactions:
Purchases	72,128	900	25,344	461,947	349,238	41,568	2,584	12,976	122,798	74,303
Net transfers	(29,029)	(171,087)	(627,012)	(2,212,987)	(827,428)	(518,064)	(97,002)	(73,432)	(432,037)	(1,230,393)
Net interfund transfers due to corporate actions	22,127,450	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,839,238)	(470,801)	(1,421,838)	(10,279,049)	(9,017,128)	(2,472,057)	(835,114)	(137,051)	(3,532,076)	(2,158,427)
Other transactions	11	—	190	2,254	6,243	621	1	1,386	872	(214)
Death benefits	(361,467)	(130,169)	(423,503)	(3,260,167)	(2,974,120)	(481,692)	(217,538)	(36,408)	(755,722)	(310,305)
Net annuity transactions	222,663	—	(65,263)	(362,531)	(484,577)	(59,126)	(38,887)	(13,286)	(107,556)	(38,174)
Net increase (decrease) in net assets resulting from unit transactions	20,192,518	(771,157)	(2,512,082)	(15,650,533)	(12,947,772)	(3,488,750)	(1,185,956)	(245,815)	(4,703,721)	(3,663,210)
Net increase (decrease) in net assets	21,808,512	(535,655)	3,420,935	15,741,732	8,676,058	1,878,250	1,284,370	10,139	2,190,040	1,801,299

Net assets:
Beginning of period	—	3,266,616	19,227,163	117,987,304	96,486,920	27,396,033	8,957,985	802,660	29,221,519	18,492,660
End of period	$21,808,512	$2,730,961	$22,648,098	$133,729,036	$105,162,978	$29,274,283	$10,242,355	$812,799	$31,411,559	$20,293,959

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Fidelity® VIP ContrafundSM Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,005,416)	$(367,432)	$(8,971)	$(53,419)	$81,666	$(286,605)	$(674)	$863,470	$(52,687)	$(34,376)
Net realized gain (loss) on security transactions	1,545,671	(657,866)	(51,220)	(29,167)	64,973	(144,474)	(4,519)	(259,537)	644,596	96,413
Net realized gain distributions	18,502,203	4,786,228	324,535	754,043	32,034	2,014,114	80,034	—	2,901,780	—
Change in unrealized appreciation (depreciation) during the period	21,138,141	4,072,927	656,688	386,914	86,645	1,960,561	33,780	966,181	2,064,565	977,019
Net increase (decrease) in net assets resulting from operations	39,180,599	7,833,857	921,032	1,058,371	265,318	3,543,596	108,621	1,570,114	5,558,254	1,039,056

Unit transactions:
Purchases	449,809	103,629	1,526	7,326	585	27,364	200	108,368	252,910	4,099
Net transfers	(5,538,220)	(520,181)	(52,138)	19,044	226	(366,184)	11,934	151,237	(104,170)	(265,030)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(20,265,345)	(6,275,866)	(506,123)	(564,038)	(368,170)	(769,216)	(51,406)	(2,434,608)	(2,920,006)	(301,083)
Other transactions	7,147	750	(6)	(1)	258	18	—	(75)	4,104	7
Death benefits	(3,092,628)	(590,543)	(123,680)	(52,027)	(887)	(128,251)	(4,788)	(499,041)	(932,768)	(55,266)
Net annuity transactions	(307,920)	(63,568)	(2,644)	(4,172)	(3,163)	(11,002)	—	(79,976)	(290,722)	(11,228)
Net increase (decrease) in net assets resulting from unit transactions	(28,747,157)	(7,345,779)	(683,065)	(593,868)	(371,151)	(1,247,271)	(44,060)	(2,754,095)	(3,990,652)	(628,501)
Net increase (decrease) in net assets	10,433,442	488,078	237,967	464,503	(105,833)	2,296,325	64,561	(1,183,981)	1,567,602	410,555

Net assets:
Beginning of period	143,091,274	38,746,600	3,097,614	4,008,132	1,884,863	12,602,850	446,488	25,560,922	28,905,104	4,583,925
End of period	$153,524,716	$39,234,678	$3,335,581	$4,472,635	$1,779,030	$14,899,175	$511,049	$24,376,941	$30,472,706	$4,994,480

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
~~Talcott Resolution Life and Annuity Insurance Company~~
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$63,084	$820	$41,154	$81,062	$8,544,137	$(202,975)	$544,612	$(158,270)	$(745,587)	$(1,279,867)
Net realized gain (loss) on security transactions	(64,248)	(337)	(6,272)	885,374	(454,640)	645,853	(1,111,006)	298,873	1,600,101	1,604,405
Net realized gain distributions	1,320,296	30,147	—	2,458,129	—	5,697,810	20,027,175	1,720,783	10,863,025	15,607,645
Change in unrealized appreciation (depreciation) during the period	(485,182)	30,199	(29,637)	2,025,047	21,723,372	7,266,519	20,838,152	1,400,466	15,188,487	4,225,593
Net increase (decrease) in net assets resulting from operations	833,950	60,829	5,245	5,449,612	29,812,869	13,407,207	40,298,933	3,261,852	26,906,026	20,157,776

Unit transactions:
Purchases	17,986	585	—	227,200	722,193	171,190	469,410	100,020	319,036	241,598
Net transfers	(41,889)	(2,647)	19,971	978,584	17,694,647	(2,444,979)	(4,754,876)	(191,228)	(6,674,371)	(3,216,374)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,004,963)	(4,115)	(111,875)	(3,378,049)	(42,710,284)	(5,433,748)	(19,968,219)	(1,185,083)	(11,489,767)	(8,665,530)
Other transactions	2,623	—	—	(10)	3,070	(193)	5,791	5	6,638	573
Death benefits	(69,915)	(226)	(8,142)	(1,215,660)	(8,324,290)	(747,752)	(3,564,620)	(237,094)	(2,632,932)	(1,809,605)
Net annuity transactions	(29,649)	—	(1,138)	(52,880)	(425,434)	(56,051)	(497,702)	(18,998)	(406,478)	(128,813)
Net increase (decrease) in net assets resulting from unit transactions	(1,125,807)	(6,403)	(101,184)	(3,440,815)	(33,040,098)	(8,511,533)	(28,310,216)	(1,532,378)	(20,877,874)	(13,578,151)
Net increase (decrease) in net assets	(291,857)	54,426	(95,939)	2,008,797	(3,227,229)	4,895,674	11,988,717	1,729,474	6,028,152	6,579,625

Net assets:
Beginning of period	6,829,117	268,035	753,640	28,098,366	343,025,934	48,440,371	161,919,221	11,165,889	91,602,796	72,956,396
End of period	$6,537,260	$322,461	$657,701	$30,107,163	$339,798,705	$53,336,045	$173,907,938	$12,895,363	$97,630,948	$79,536,021

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$943,548	$222,897	$(59,745)	$(33,522)	$86,899	$(356,172)	$(275,783)	$(490)	$536,867	$183,071
Net realized gain (loss) on security transactions	(208,950)	1,582,019	(12,583)	(97,828)	116,086	385,078	515,320	1,139,375	(551,216)	592,185
Net realized gain distributions	—	2,711,299	900,945	701,513	—	4,242,612	2,834,499	1,204,340	—	4,294,792
Change in unrealized appreciation (depreciation) during the period	1,826,169	11,493,286	716,562	820,729	165,373	2,864,224	1,776,298	1,331,856	1,989,079	4,883,851
Net increase (decrease) in net assets resulting from operations	2,560,767	16,009,501	1,545,179	1,390,892	368,358	7,135,742	4,850,334	3,675,081	1,974,730	9,953,899

Unit transactions:
Purchases	115,873	147,494	47,416	21,252	77,114	50,065	39,007	33,434	263,533	145,920
Net transfers	(7,229)	(1,778,536)	797,298	(63,101)	1,604,676	(2,453,182)	(985,909)	(324,940)	2,398,608	(1,482,392)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,406,604)	(8,630,785)	(412,618)	(425,895)	(4,986,911)	(2,992,131)	(1,855,675)	(1,354,591)	(7,796,239)	(5,552,676)
Other transactions	1,411	1,440	(22)	(38)	1,035	26	103	(34)	3,023	1,060
Death benefits	(528,272)	(1,580,269)	(129,217)	(64,479)	(680,162)	(407,897)	(283,563)	(336,212)	(1,960,335)	(980,444)
Net annuity transactions	(38,127)	(86,395)	(2,944)	(7,003)	(36,595)	1,018	(53,614)	(66,974)	(205,436)	(67,871)
Net increase (decrease) in net assets resulting from unit transactions	(2,862,948)	(11,927,051)	299,913	(539,264)	(4,020,843)	(5,802,101)	(3,139,651)	(2,049,317)	(7,296,846)	(7,936,403)
Net increase (decrease) in net assets	(302,181)	4,082,450	1,845,092	851,628	(3,652,485)	1,333,641	1,710,683	1,625,764	(5,322,116)	2,017,496

Net assets:
Beginning of period	20,335,626	69,031,504	4,121,666	4,939,850	33,070,899	21,909,488	15,391,452	13,380,390	59,791,343	41,448,974
End of period	$20,033,445	$73,113,954	$5,966,758	$5,791,478	$29,418,414	$23,243,129	$17,102,135	$15,006,154	$54,469,227	$43,466,470

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(35,288)	$23,252	$780,959	$95,700	$(84,991)	$(62,645)	$160,266	$10,163	$66,930
Net realized gain (loss) on security transactions	(483,245)	54,608	(14,948)	1,339,452	208,656	196,165	1,119,430	66,929	78,630
Net realized gain distributions	561,708	533,995	—	4,305,255	398,982	265,472	1,175,241	59,857	752,209
Change in unrealized appreciation (depreciation) during the period	4,126,147	1,703,014	3,029,118	6,883,354	801,493	763,056	4,975,958	194,929	2,490,664
Net increase (decrease) in net assets resulting from operations	4,169,322	2,314,869	3,795,129	12,623,761	1,324,140	1,162,048	7,430,895	331,878	3,388,433

Unit transactions:
Purchases	17,221	8,222	46,350	116,290	—	17,822	168,160	800	46,504
Net transfers	(483,373)	(297,502)	1,403,498	(1,332,515)	335,888	96,442	(2,715)	(15,426)	162,809
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,948,094)	(901,694)	(3,494,315)	(8,547,814)	(319,449)	(376,867)	(4,358,081)	(192,224)	(1,254,342)
Other transactions	449	7	65	3,771	(1)	1	458	(1)	(24)
Death benefits	(396,575)	(176,250)	(969,376)	(1,458,901)	(73,624)	(159,972)	(1,370,121)	(20,268)	(686,089)
Net annuity transactions	(30,429)	(18,011)	(66,930)	(80,424)	(2,878)	(14,356)	(418,438)	—	(22,451)
Net increase (decrease) in net assets resulting from unit transactions	(3,840,801)	(1,385,228)	(3,080,708)	(11,299,593)	(60,064)	(436,930)	(5,980,737)	(227,119)	(1,753,593)
Net increase (decrease) in net assets	328,521	929,641	714,421	1,324,168	1,264,076	725,118	1,450,158	104,759	1,634,840

Net assets:
Beginning of period	22,373,534	9,877,251	33,696,213	65,256,394	3,767,688	4,149,388	43,553,663	1,229,901	12,519,012
End of period	$22,702,055	$10,806,892	$34,410,634	$66,580,562	$5,031,764	$4,874,506	$45,003,821	$1,334,660	$14,153,852

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Morgan Stanley VIF Global Franchise Portfolio	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$124,065	$732,011	$102,018	$(104,995)	$(1,291,678)	$(126,838)	$(230,869)	$(86,594)	$(83,517)	$(88,520)
Net realized gain (loss) on security transactions	310,161	226,579	(53,336)	(132,410)	2,393,319	224,398	(172,984)	1,009,898	(157,009)	63,112
Net realized gain distributions	1,162,864	—	—	1,005,707	4,694,548	1,289,279	1,560,742	789,477	947,932	695,152
Change in unrealized appreciation (depreciation) during the period	1,159,354	1,829,474	275,323	1,529,827	15,530,596	1,233,233	3,226,476	8,282,393	1,001,808	929,762
Net increase (decrease) in net assets resulting from operations	2,756,444	2,788,064	324,005	2,298,129	21,326,785	2,620,072	4,383,365	9,995,174	1,709,214	1,599,506

Unit transactions:
Purchases	58,653	60,263	11,624	41,264	215,840	39,092	11,488	129,374	93,875	8,318
Net transfers	(228,975)	1,950,235	(387,685)	(106,901)	(1,020,847)	147,540	(186,207)	(65,441)	(299,966)	1,150,143
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,139,927)	(3,204,178)	(311,333)	(1,605,214)	(6,582,452)	(1,010,446)	(1,835,186)	(2,851,401)	(637,632)	(717,988)
Other transactions	2,496	(215)	2	96	16,018	(1)	(10)	5,639	(225)	459
Death benefits	(766,008)	(773,181)	(16,883)	(213,775)	(2,576,992)	(64,721)	(332,730)	(1,102,183)	(322,228)	(119,386)
Net annuity transactions	(300,489)	(314,645)	(12,522)	(37,356)	(1,071,171)	(8,455)	(99,977)	(325,560)	(34,731)	(9,432)
Net increase (decrease) in net assets resulting from unit transactions	(2,374,250)	(2,281,721)	(716,797)	(1,921,886)	(11,019,604)	(896,991)	(2,442,622)	(4,209,572)	(1,200,907)	312,114
Net increase (decrease) in net assets	382,194	506,343	(392,792)	376,243	10,307,181	1,723,081	1,940,743	5,785,602	508,307	1,911,620

Net assets:
Beginning of period	15,942,199	32,135,718	2,782,361	14,141,905	74,320,698	6,774,844	19,962,423	39,370,203	6,866,521	4,395,096
End of period	$16,324,393	$32,642,061	$2,389,569	$14,518,148	$84,627,879	$8,497,925	$21,903,166	$45,155,805	$7,374,828	$6,306,716

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(346,463)	$(711,481)	$(38,524)	$(559,786)	$321,134	$(5,305)	$(70,745)	$127,802	$(63,882)	$(55,545)
Net realized gain (loss) on security transactions	606,415	2,427,735	118,231	160,916	(458,993)	(12,249)	137,434	(23,821)	(358,823)	609,950
Net realized gain distributions	2,073,472	11,989,463	933,849	3,216,104	—	133,804	583,994	536,054	42,321	1,451,495
Change in unrealized appreciation (depreciation) during the period	3,855,131	8,045,271	465,846	4,541,005	1,752,026	516,429	623,440	975,345	5,272,542	1,439,338
Net increase (decrease) in net assets resulting from operations	6,188,555	21,750,988	1,479,402	7,358,239	1,614,167	632,679	1,274,123	1,615,380	4,892,158	3,445,238

Unit transactions:
Purchases	65,013	202,086	14,411	91,566	17,757	33,299	5,522	9,887	88,179	68,140
Net transfers	(645,357)	(4,729,652)	(68,819)	568,073	383,246	(37,552)	1,065,024	(44,235)	235,854	71,051
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,487,650)	(10,653,298)	(614,917)	(4,296,390)	(2,029,304)	(532,230)	(460,465)	(1,306,511)	(2,739,175)	(1,909,749)
Other transactions	28	3,835	—	980	—	967	170	(16)	1,679	(7)
Death benefits	(404,453)	(1,519,709)	(60,185)	(776,183)	(357,742)	(560,499)	(63,840)	(202,325)	(623,151)	(301,836)
Net annuity transactions	(39,310)	(128,820)	(1,762)	(84,981)	19,414	(14,175)	—	(7,744)	(73,956)	(6,831)
Net increase (decrease) in net assets resulting from unit transactions	(3,511,729)	(16,825,558)	(731,272)	(4,496,935)	(1,966,629)	(1,110,190)	546,411	(1,550,944)	(3,110,570)	(2,079,232)
Net increase (decrease) in net assets	2,676,826	4,925,430	748,130	2,861,304	(352,462)	(477,511)	1,820,534	64,436	1,781,588	1,366,006

Net assets:
Beginning of period	19,385,863	78,730,110	5,205,703	31,591,827	17,745,189	4,715,014	3,235,130	9,275,115	22,425,912	12,380,412
End of period	$22,062,689	$83,655,540	$5,953,833	$34,453,131	$17,392,727	$4,237,503	$5,055,664	$9,339,551	$24,207,500	$13,746,418

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Equity Income Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(129,252)	$(172,953)	$(2,935)	$88,831	$(19,603)	$(19,686)	$(21,799)	$(15,617)	$(2,740)	$606
Net realized gain (loss) on security transactions	715,304	(1,774,020)	99,477	579,719	(154,694)	1,002,800	38,153	5,416	14,679	(2,132)
Net realized gain distributions	1,930,583	1,885,873	161,783	1,255,131	4,776,525	5,515,071	157,463	118,169	23,260	10,471
Change in unrealized appreciation (depreciation) during the period	1,447,899	3,498,042	438,457	1,601,068	4,376,902	2,368,614	125,124	97,428	22,575	(5,252)
Net increase (decrease) in net assets resulting from operations	3,964,534	3,436,942	696,782	3,524,749	8,979,130	8,866,799	298,941	205,396	57,774	3,693

Unit transactions:
Purchases	14,408	54,940	5,833	26,402	122,757	182,291	12,068	5,937	—	—
Net transfers	(935,926)	1,001,262	327,224	(714,029)	(670,688)	(452,295)	17,972	28,670	6,318	1,331
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,685,539)	(2,040,561)	(345,128)	(1,294,933)	(3,460,491)	(3,683,022)	(69,144)	(36,936)	(29,170)	(4,119)
Other transactions	(13)	742	—	102	1,104	1,942	(13)	1	—	—
Death benefits	(254,209)	(328,210)	(285,843)	(131,089)	(694,184)	(843,333)	(18,793)	(7,420)	(22,210)	—
Net annuity transactions	(12,193)	(44,384)	46,293	(31,758)	(374,937)	(151,515)	(2,524)	(1,839)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(2,873,472)	(1,356,211)	(251,621)	(2,145,305)	(5,076,439)	(4,945,932)	(60,434)	(11,587)	(45,062)	(2,788)
Net increase (decrease) in net assets	1,091,062	2,080,731	445,161	1,379,444	3,902,691	3,920,867	238,507	193,809	12,712	905

Net assets:
Beginning of period	12,334,474	15,560,388	3,419,565	13,092,751	40,879,438	40,381,761	915,908	657,432	336,590	26,199
End of period	$13,425,536	$17,641,119	$3,864,726	$14,472,195	$44,782,129	$44,302,628	$1,154,415	$851,241	$349,302	$27,104

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2019

	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	Morgan Stanley VIF Global Infrastructure Portfolio	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(10,830)	$(2,484)	$(496)	$110,039	$(34,392)	$(35,445)
Net realized gain (loss) on security transactions	16,608	8,599	2,594	(93,380)	44,511	114,281
Net realized gain distributions	115,186	18,970	6,173	442,635	358,074	186,731
Change in unrealized appreciation (depreciation) during the period	30,846	31,806	6,748	1,807,138	398,905	539,989
Net increase (decrease) in net assets resulting from operations	151,810	56,891	15,019	2,266,432	767,098	805,556

Unit transactions:
Purchases	6,300	—	—	15,032	12,140	7,854
Net transfers	35,657	(43,877)	(15,948)	(209,342)	(209,061)	(4,788)
Net interfund transfers due to corporate actions	—	—	—	—	—	—
Surrenders for benefit payments and fees	(100,312)	(14,119)	(38,585)	(496,577)	(142,100)	(144,327)
Other transactions	617	—	(1)	40	4	(40)
Death benefits	(17,285)	—	—	(177,329)	(162,285)	(68,681)
Net annuity transactions	(6,314)	—	—	(229,579)	(12,908)	74,673
Net increase (decrease) in net assets resulting from unit transactions	(81,337)	(57,996)	(54,534)	(1,097,755)	(514,210)	(135,309)
Net increase (decrease) in net assets	70,473	(1,105)	(39,515)	1,168,677	252,888	670,247

Net assets:
Beginning of period	661,556	167,780	61,047	9,032,239	2,772,156	2,252,834
End of period	$732,029	$166,675	$21,532	$10,200,916	$3,025,044	$2,923,081

The accompanying notes are an integral part of these financial statements.

(1) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2020

1. Organization:

Separate Account Three (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.
The Sponsor Company is owned by Talcott Resolution Life Insurance Company which is owned by Talcott Resolution Life, Inc., wholly owned by Hopmeadow Acquisition, Inc., owned by Hopmeadow Holdings, LP, ultimately owned by Hopmeadow Holdings GP LLC. Hopmeadow Holdings GP LLC is funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook, J. Safra Group and Hartford Holdings, Inc.

The Account is comprised of the following Sub-Accounts:

AB VPS Balanced Wealth Strategy Portfolio, AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS International Growth Portfolio, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, AB VPS Growth and Income Portfolio, American Funds Insurance Series® Bond Fund, American Funds Insurance Series® Global Growth Fund, American Funds Insurance Series® Growth Fund, American Funds Insurance Series® Growth-Income Fund, American Funds Insurance Series® International Fund, American Funds Insurance Series® Global Small Capitalization Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Equity-Income Portfolio, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Franklin Income VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund (Merged assets from Hartford High Yield HLS Fund), Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund (Merged assets from Hartford Value HLS Fund), Hartford Global Growth HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford Disciplined Equity HLS Fund (Merged assets from Hartford Growth Opportunities HLS Fund) (Merged assets from Hartford Global Growth HLS Fund), Hartford Growth Opportunities HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford High Yield HLS Fund (Merged into Hartford Total Return Bond HLS Fund), Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford MidCap HLS Fund (Merged assets from Hartford MidCap Value HLS Fund) (Merged assets from Hartford MidCap Growth HLS Fund), Hartford MidCap Value HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford Ultrashort Bond HLS Fund (Merged assets from Hartford U.S. Government Securities HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund (Merged into Hartford Ultrashort Bond HLS Fund), Hartford Value HLS Fund (Merged into Hartford Dividend and Growth HLS Fund), Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Dividend Growth Portfolio (Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio), Lord Abbett Series Fund - Bond Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, MFS® Growth Series, MFS® Investors Trust Series, MFS® Total Return Series, MFS® Value Series, BlackRock S&P 500 Index V.I. Fund, Invesco V.I. Equity and Income Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio, Morgan Stanley VIF Emerging Markets Debt Portfolio, Morgan Stanley VIF Emerging Markets Equity Portfolio, Morgan Stanley VIF Growth Portfolio, Morgan Stanley VIF Discovery Portfolio, Invesco V.I. American Value Fund, Invesco V.I. Equally-Weighted S&P 500 Fund, Morgan Stanley VIF Global Franchise Portfolio, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund(Merged assets from Invesco V.I. Mid Cap Growth Fund), Invesco Oppenheimer V.I. Capital Appreciation Fund, Invesco Oppenheimer V.I. Global Fund, Invesco Oppenheimer V.I. Main Street Fund®++, Invesco Oppenheimer V.I. Main Street Small Cap Fund®++, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Multi-Cap Core Fund, Putnam VT Sustainable Leaders Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Equity Income Fund, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco
V.I. American Franchise Fund, Invesco V.I. Mid Cap Growth Fund (Merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund), Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Discovery Fund, Wells Fargo VT Opportunity Fund, Morgan Stanley VIF Global Infrastructure Portfolio, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio.

++ See Note 8 for additional information related to this Sub-Account.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2020, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2020 and 2019.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2016 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2020.

h) Novel Coronavirus - The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID 19 public health crises and its impact on financial markets. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.60% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 0.30%
MAV Plus Benefit Charge maximum of 0.30%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%
Lifetime Income Foundation Charge maximum of 0.30%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS Balanced Wealth Strategy Portfolio	$1,911,438	$2,973,245
AB VPS International Value Portfolio	$5,227,680	$6,614,937
AB VPS Small/Mid Cap Value Portfolio	$2,001,739	$2,708,252
AB VPS International Growth Portfolio	$485,135	$707,240
Invesco V.I. Government Securities Fund	$1,954,685	$2,050,105
Invesco V.I. High Yield Fund	$445,188	$652,936
Invesco V.I. International Growth Fund	$48,109	$108,656
Invesco V.I. Diversified Dividend Fund	$2,464,717	$5,346,645
Invesco V.I. Government Money Market Fund	$37,855,790	$29,133,387
AB VPS Growth and Income Portfolio	$3,803,655	$3,585,966
American Funds Insurance Series® Bond Fund	$737,916	$909,803
American Funds Insurance Series® Global Growth Fund	$1,403,696	$3,969,060
American Funds Insurance Series® Growth Fund	$8,280,482	$28,545,391
American Funds Insurance Series® Growth-Income Fund	$7,046,368	$17,181,229
American Funds Insurance Series® International Fund	$1,669,739	$4,527,922
American Funds Insurance Series® Global Small Capitalization Fund	$1,272,068	$2,172,857
Wells Fargo VT Omega Growth Fund	$77,434	$297,243
Fidelity® VIP Equity-Income Portfolio	$3,752,651	$5,247,369
Fidelity® VIP Growth Portfolio	$6,419,398	$5,619,770
Fidelity® VIP Contrafund® Portfolio	$4,679,937	$32,657,797
Fidelity® VIP Mid Cap Portfolio	$2,296,928	$8,574,699
Fidelity® VIP Value Strategies Portfolio	$605,431	$650,966
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$822,076	$1,170,141
Franklin Income VIP Fund	$165,795	$639,246
Franklin Small-Mid Cap Growth VIP Fund	$2,652,714	$3,005,156
Franklin Small Cap Value VIP Fund	$88,548	$90,836
Franklin Strategic Income VIP Fund	$2,861,453	$4,915,130
Franklin Mutual Shares VIP Fund	$3,281,143	$4,101,127
Templeton Developing Markets VIP Fund	$450,455	$759,340
Templeton Growth VIP Fund	$495,127	$1,013,581
Franklin Mutual Global Discovery VIP Fund	$26,295	$13,882
Templeton Global Bond VIP Fund	$151,187	$148,512
Hartford Balanced HLS Fund	$4,760,427	$5,412,679
Hartford Total Return Bond HLS Fund+	$86,977,871	$79,798,967
Hartford Capital Appreciation HLS Fund	$7,435,733	$12,881,566
Hartford Dividend and Growth HLS Fund+	$56,611,213	$30,581,321
Hartford Global Growth HLS Fund+	$5,249,186	$15,577,345
Hartford Disciplined Equity HLS Fund+	$115,107,100	$34,354,993
Hartford Growth Opportunities HLS Fund+	$39,547,678	$111,039,913
Hartford High Yield HLS Fund+	$2,948,157	$21,484,744
Hartford International Opportunities HLS Fund	$5,076,501	$16,621,290
Hartford MidCap Growth HLS Fund+	$1,992,449	$6,888,178
Hartford MidCap HLS Fund+	$10,149,070	$1,248,458
Hartford MidCap Value HLS Fund+	$972,027	$5,323,702
Hartford Ultrashort Bond HLS Fund+	$64,007,120	$13,071,853
Hartford Small Company HLS Fund	$8,186,958	$10,652,117
Hartford SmallCap Growth HLS Fund	$2,313,119	$5,198,461
Hartford Stock HLS Fund	$1,496,742	$2,326,973
Hartford U.S. Government Securities HLS Fund+	$13,548,481	$69,323,968
Hartford Value HLS Fund+	$10,500,596	$43,253,826
Lord Abbett Series Fund - Fundamental Equity Portfolio	$3,000,854	$4,036,478
Lord Abbett Series Fund - Dividend Growth Portfolio+	$764,099	$2,012,543
Lord Abbett Series Fund - Bond Debenture Portfolio	$3,557,731	$6,350,917
Lord Abbett Series Fund - Growth and Income Portfolio	$6,035,865	$10,938,868
MFS® Growth Series	$788,254	$969,898
MFS® Investors Trust Series	$483,085	$754,179
MFS® Total Return Series	$3,494,169	$7,657,681
MFS® Value Series	$168,708	$200,581
BlackRock S&P 500 Index V.I. Fund	$4,166,223	$3,164,417
Invesco V.I. Equity and Income Fund	$1,458,272	$2,477,636
Morgan Stanley VIF Core Plus Fixed Income Portfolio	$6,149,110	$6,776,657
Morgan Stanley VIF Emerging Markets Debt Portfolio	$160,297	$395,904
Morgan Stanley VIF Emerging Markets Equity Portfolio	$1,157,880	$2,585,921
Morgan Stanley VIF Growth Portfolio	$14,049,868	$20,620,622
Morgan Stanley VIF Discovery Portfolio	$6,513,881	$3,591,258
Invesco V.I. American Value Fund	$1,190,947	$3,147,530
Invesco V.I. Equally-Weighted S&P 500 Fund	$2,562,774	$7,479,411
Morgan Stanley VIF Global Franchise Portfolio	$953,554	$1,467,811
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund+	$2,345,918	$2,877,298
Invesco Oppenheimer V.I. Capital Appreciation Fund	$5,063,662	$6,890,949
Invesco Oppenheimer V.I. Global Fund	$6,597,528	$19,512,913
Invesco Oppenheimer V.I. Main Street Fund®++	$785,696	$1,040,425
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++	$4,565,472	$10,522,954
Putnam VT Diversified Income Fund	$2,704,070	$3,013,163
Putnam VT Global Asset Allocation Fund	$895,601	$1,585,818
Putnam VT Growth Opportunities Fund	$2,363,565	$1,560,115
Putnam VT International Value Fund	$1,472,857	$1,676,025
Putnam VT International Equity Fund	$1,659,609	$4,503,176
Putnam VT Multi-Cap Core Fund	$1,766,600	$3,389,564
Putnam VT Sustainable Leaders Fund	$2,534,169	$4,657,032
Putnam VT Small Cap Value Fund	$3,089,548	$4,461,788
Putnam VT George Putnam Balanced Fund	$1,477,838	$1,191,676
Putnam VT Equity Income Fund	$2,067,365	$3,023,090
Invesco V.I. Growth and Income Fund	$3,421,724	$6,606,310
Invesco V.I. Comstock Fund	$4,994,303	$7,279,380
Invesco V.I. American Franchise Fund	$321,404	$303,755
Invesco V.I. Mid Cap Growth Fund+	$314,789	$893,943
Wells Fargo VT Index Asset Allocation Fund	$28,450	$57,569
Wells Fargo VT International Equity Fund	$4,091	$5,364
Wells Fargo VT Small Cap Growth Fund	$86,754	$314,670
Wells Fargo VT Discovery Fund	$17,294	$4,558
Wells Fargo VT Opportunity Fund	$1,648	$1,761
Morgan Stanley VIF Global Infrastructure Portfolio	$425,616	$1,414,480
MFS® Core Equity Portfolio	$330,651	$346,390
MFS® Massachusetts Investors Growth Stock Portfolio	$606,994	$917,355

+ See Note 1 for additional information related to this Sub-Account.

+ See Note 8 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
AB VPS Balanced Wealth Strategy Portfolio	66,127	160,147	(94,020)
AB VPS International Value Portfolio	641,570	706,358	(64,788)
AB VPS Small/Mid Cap Value Portfolio	81,502	118,977	(37,475)
AB VPS International Growth Portfolio	20,573	64,366	(43,793)
Invesco V.I. Government Securities Fund	185,754	193,846	(8,092)
Invesco V.I. High Yield Fund	14,602	47,691	(33,089)
Invesco V.I. International Growth Fund	2,324	7,446	(5,122)
Invesco V.I. Diversified Dividend Fund	46,883	257,696	(210,813)
Invesco V.I. Government Money Market Fund	4,036,655	3,012,093	1,024,562
AB VPS Growth and Income Portfolio	285,037	341,565	(56,528)
American Funds Insurance Series® Bond Fund	60,178	80,743	(20,565)
American Funds Insurance Series® Global Growth Fund	30,367	130,976	(100,609)
American Funds Insurance Series® Growth Fund	145,333	843,728	(698,395)
American Funds Insurance Series® Growth-Income Fund	126,455	547,617	(421,162)
American Funds Insurance Series® International Fund	109,935	272,452	(162,517)
American Funds Insurance Series® Global Small Capitalization Fund	26,935	79,278	(52,343)
Wells Fargo VT Omega Growth Fund	799	8,071	(7,272)
Fidelity® VIP Equity-Income Portfolio	112,325	249,130	(136,805)
Fidelity® VIP Growth Portfolio	112,420	146,390	(33,970)
Fidelity® VIP Contrafund® Portfolio	129,746	976,111	(846,365)
Fidelity® VIP Mid Cap Portfolio	114,840	324,909	(210,069)
Fidelity® VIP Value Strategies Portfolio	20,188	28,949	(8,761)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	33,400	47,114	(13,714)
Franklin Income VIP Fund	5,961	37,971	(32,010)
Franklin Small-Mid Cap Growth VIP Fund	18,182	115,022	(96,840)
Franklin Small Cap Value VIP Fund	3,249	4,641	(1,392)
Franklin Strategic Income VIP Fund	87,089	221,129	(134,040)
Franklin Mutual Shares VIP Fund	92,671	183,075	(90,404)
Templeton Developing Markets VIP Fund	7,339	29,066	(21,727)
Templeton Growth VIP Fund	21,541	60,571	(39,030)
Franklin Mutual Global Discovery VIP Fund	1,140	838	302
Templeton Global Bond VIP Fund	7,611	10,216	(2,605)
Hartford Balanced HLS Fund	921,721	1,791,331	(869,610)
Hartford Total Return Bond HLS Fund+	22,326,799	24,206,368	(1,879,569)
Hartford Capital Appreciation HLS Fund	141,404	456,439	(315,035)
Hartford Dividend and Growth HLS Fund+	9,936,137	6,294,860	3,641,277
Hartford Global Growth HLS Fund+	89,550	2,495,637	(2,406,087)
Hartford Disciplined Equity HLS Fund+	23,808,696	7,548,122	16,260,574
Hartford Growth Opportunities HLS Fund+	286,266	13,140,966	(12,854,700)
Hartford High Yield HLS Fund+	447,847	6,977,427	(6,529,580)
Hartford International Opportunities HLS Fund	1,816,286	6,096,056	(4,279,770)
Hartford MidCap Growth HLS Fund+	27,292	288,555	(261,263)
Hartford MidCap HLS Fund+	1,047,223	113,401	933,822
Hartford MidCap Value HLS Fund+	29,784	261,065	(231,281)
Hartford Ultrashort Bond HLS Fund+	49,030,486	9,355,784	39,674,702
Hartford Small Company HLS Fund	968,055	1,891,118	(923,063)
Hartford SmallCap Growth HLS Fund	349,157	952,365	(603,208)
Hartford Stock HLS Fund	92,900	587,044	(494,144)
Hartford U.S. Government Securities HLS Fund+	8,536,637	49,931,742	(41,395,105)
Hartford Value HLS Fund+	1,832,923	16,467,501	(14,634,578)
Lord Abbett Series Fund - Fundamental Equity Portfolio	149,449	173,182	(23,733)
Lord Abbett Series Fund - Dividend Growth Portfolio+	20,517	71,764	(51,247)
Lord Abbett Series Fund - Bond Debenture Portfolio	123,209	305,248	(182,039)
Lord Abbett Series Fund - Growth and Income Portfolio	331,286	555,649	(224,363)
MFS® Growth Series	18,772	40,725	(21,953)
MFS® Investors Trust Series	13,579	29,088	(15,509)
MFS® Total Return Series	81,095	319,889	(238,794)
MFS® Value Series	5,115	8,424	(3,309)
BlackRock S&P 500 Index V.I. Fund	274,990	270,847	4,143
Invesco V.I. Equity and Income Fund	38,091	135,244	(97,153)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	310,703	425,136	(114,433)
Morgan Stanley VIF Emerging Markets Debt Portfolio	2,353	12,761	(10,408)
Morgan Stanley VIF Emerging Markets Equity Portfolio	49,439	127,926	(78,487)
Morgan Stanley VIF Growth Portfolio	60,022	471,184	(411,162)
Morgan Stanley VIF Discovery Portfolio	85,245	57,575	27,670
Invesco V.I. American Value Fund	43,993	116,384	(72,391)
Invesco V.I. Equally-Weighted S&P 500 Fund	69,906	284,805	(214,899)
Morgan Stanley VIF Global Franchise Portfolio	6,404	33,850	(27,446)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund+	82,359	105,817	(23,458)
Invesco Oppenheimer V.I. Capital Appreciation Fund	67,775	244,398	(176,623)
Invesco Oppenheimer V.I. Global Fund	166,308	692,818	(526,510)
Invesco Oppenheimer V.I. Main Street Fund®++	8,585	38,621	(30,036)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++	214,418	394,200	(179,782)
Putnam VT Diversified Income Fund	74,329	131,090	(56,761)
Putnam VT Global Asset Allocation Fund	37,773	56,318	(18,545)
Putnam VT Growth Opportunities Fund	95,630	69,420	26,210
Putnam VT International Value Fund	178,063	202,686	(24,623)
Putnam VT International Equity Fund	83,181	254,506	(171,325)
Putnam VT Multi-Cap Core Fund	65,450	168,532	(103,082)
Putnam VT Sustainable Leaders Fund	37,644	118,841	(81,197)
Putnam VT Small Cap Value Fund	130,877	141,964	(11,087)
Putnam VT George Putnam Balanced Fund	52,818	54,650	(1,832)
Putnam VT Equity Income Fund	34,183	87,899	(53,716)
Invesco V.I. Growth and Income Fund	98,500	244,970	(146,470)
Invesco V.I. Comstock Fund	147,313	261,172	(113,859)
Invesco V.I. American Franchise Fund	5,334	7,068	(1,734)
Invesco V.I. Mid Cap Growth Fund+	2,661	33,256	(30,595)
Wells Fargo VT Index Asset Allocation Fund	52	20,988	(20,936)
Wells Fargo VT International Equity Fund	276	432	(156)
Wells Fargo VT Small Cap Growth Fund	17,031	69,274	(52,243)
Wells Fargo VT Discovery Fund	12	41	(29)
Wells Fargo VT Opportunity Fund	—	50	(50)
Morgan Stanley VIF Global Infrastructure Portfolio	13,712	99,604	(85,892)
MFS® Core Equity Portfolio	9,300	17,144	(7,844)
MFS® Massachusetts Investors Growth Stock Portfolio	16,810	46,848	(30,038)

+ See Note 1 for additional information related to this Sub-Account.

++ See Note 8 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
AB VPS Balanced Wealth Strategy Portfolio	39,241	212,078	(172,837)
AB VPS International Value Portfolio	420,777	724,103	(303,326)
AB VPS Small/Mid Cap Value Portfolio	15,655	132,697	(117,042)
AB VPS International Growth Portfolio	10,557	90,452	(79,895)
Invesco V.I. Government Securities Fund	96,000	200,987	(104,987)
Invesco V.I. High Yield Fund	20,703	87,319	(66,616)
Invesco V.I. International Growth Fund	820	9,821	(9,001)
Invesco V.I. Diversified Dividend Fund	39,342	221,183	(181,841)
Invesco V.I. Government Money Market Fund	2,408,754	2,583,714	(174,960)
AB VPS Growth and Income Portfolio	2,212,535	234,816	1,977,719
American Funds Insurance Series® Bond Fund	15,239	90,299	(75,060)
American Funds Insurance Series® Global Growth Fund	39,959	152,806	(112,847)
American Funds Insurance Series® Growth Fund	193,038	861,879	(668,841)
American Funds Insurance Series® Growth-Income Fund	141,017	639,241	(498,224)
American Funds Insurance Series® International Fund	73,084	325,522	(252,438)
American Funds Insurance Series® Global Small Capitalization Fund	14,673	70,511	(55,838)
Wells Fargo VT Omega Growth Fund	1,852	9,777	(7,925)
Fidelity® VIP Equity-Income Portfolio	53,298	297,629	(244,331)
Fidelity® VIP Growth Portfolio	32,973	158,802	(125,829)
Fidelity® VIP ContrafundSM Portfolio	93,722	1,171,416	(1,077,694)
Fidelity® VIP Mid Cap Portfolio	65,472	357,464	(291,992)
Fidelity® VIP Value Strategies Portfolio	10,228	42,282	(32,054)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	18,405	47,836	(29,431)
Franklin Income VIP Fund	2,044	24,011	(21,967)
Franklin Small-Mid Cap Growth VIP Fund	26,747	114,905	(88,158)
Franklin Small Cap Value VIP Fund	1,240	3,239	(1,999)
Franklin Strategic Income VIP Fund	67,881	208,818	(140,937)
Franklin Mutual Shares VIP Fund	124,370	304,526	(180,156)
Templeton Developing Markets VIP Fund	10,168	40,329	(30,161)
Templeton Growth VIP Fund	27,014	100,937	(73,923)
Franklin Mutual Global Discovery VIP Fund	208	589	(381)
Templeton Global Bond VIP Fund	3,548	10,468	(6,920)
Hartford Balanced HLS Fund	548,808	2,167,141	(1,618,333)
Hartford Total Return Bond HLS Fund	9,870,166	21,504,843	(11,634,677)
Hartford Capital Appreciation HLS Fund	105,897	467,814	(361,917)
Hartford Dividend and Growth HLS Fund	723,585	6,911,548	(6,187,963)
Hartford Global Growth HLS Fund	138,081	499,725	(361,644)
Hartford Disciplined Equity HLS Fund	643,336	6,590,522	(5,947,186)
Hartford Growth Opportunities HLS Fund	738,209	3,008,792	(2,270,583)
Hartford High Yield HLS Fund	409,085	1,417,911	(1,008,826)
Hartford International Opportunities HLS Fund	992,558	5,953,726	(4,961,168)
Hartford MidCap Growth HLS Fund	67,089	48,361	18,728
Hartford MidCap Value HLS Fund	19,181	42,445	(23,264)
Hartford Ultrashort Bond HLS Fund	3,065,457	6,823,877	(3,758,420)
Hartford Small Company HLS Fund	400,934	1,780,525	(1,379,591)
Hartford SmallCap Growth HLS Fund	206,486	940,593	(734,107)
Hartford Stock HLS Fund	234,117	904,116	(669,999)
Hartford U.S. Government Securities HLS Fund	5,222,655	11,436,816	(6,214,161)
Hartford Value HLS Fund	313,863	3,322,043	(3,008,180)
Lord Abbett Series Fund - Fundamental Equity Portfolio	20,054	187,981	(167,927)
Lord Abbett Calibrated Dividend Growth Fund	17,703	71,752	(54,049)
Lord Abbett Series Fund - Bond Debenture Portfolio	124,746	281,284	(156,538)
Lord Abbett Series Fund - Growth and Income Portfolio	75,167	679,725	(604,558)
MFS® Growth Series	24,985	29,876	(4,891)
MFS® Investors Trust Series	14,335	35,413	(21,078)
MFS® Total Return Series	187,932	465,496	(277,564)
MFS® Value Series	2,906	13,245	(10,339)
BlackRock S&P 500 Index V.I. Fund	150,743	326,716	(175,973)
Invesco V.I. Equity and Income Fund	18,593	135,508	(116,915)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	393,869	529,031	(135,162)
Morgan Stanley VIF Emerging Markets Debt Portfolio	4,219	39,509	(35,290)
Morgan Stanley VIF Emerging Markets Equity Portfolio	56,213	162,801	(106,588)
Morgan Stanley VIF Growth Portfolio	71,314	486,382	(415,068)
Morgan Stanley VIF Discovery Portfolio	41,697	65,833	(24,136)
Invesco V.I. American Value Fund	29,044	120,310	(91,266)
Invesco V.I. Equally-Weighted S&P 500 Fund	74,849	199,391	(124,542)
Morgan Stanley VIF Global Franchise Portfolio	6,153	37,502	(31,349)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	75,779	61,590	14,189
Invesco Oppenheimer V.I. Capital Appreciation Fund	40,198	198,918	(158,720)
Invesco Oppenheimer V.I. Global Fund	106,930	813,212	(706,282)
Invesco Oppenheimer V.I. Main Street Fund® ++	11,846	46,406	(34,560)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® ++	86,108	262,035	(175,927)
Putnam VT Diversified Income Fund	50,139	149,301	(99,162)
Putnam VT Global Asset Allocation Fund	3,596	34,438	(30,842)
Putnam VT Growth Opportunities Fund	89,706	50,980	38,726
Putnam VT International Value Fund	49,050	240,844	(191,794)
Putnam VT International Equity Fund	63,531	257,382	(193,851)
Putnam VT Multi-Cap Core Fund	38,731	152,457	(113,726)
Putnam VT Sustainable Leaders Fund	30,391	120,219	(89,828)
Putnam VT Small Cap Value Fund	55,981	92,052	(36,071)
Putnam VT George Putnam Balanced Fund	29,397	45,347	(15,950)
Putnam VT Equity Income Fund	20,129	85,759	(65,630)
Invesco V.I. Growth and Income Fund	52,786	262,354	(209,568)
Invesco V.I. Comstock Fund	82,572	257,329	(174,757)
Invesco V.I. American Franchise Fund	2,478	4,655	(2,177)
Invesco V.I. Mid Cap Growth Fund	1,971	2,401	(430)
Wells Fargo VT Index Asset Allocation Fund	31,452	49,270	(17,818)
Wells Fargo VT International Equity Fund	179	361	(182)
Wells Fargo VT Small Cap Growth Fund	26,340	47,810	(21,470)
Wells Fargo VT Discovery Fund	7	1,547	(1,540)
Wells Fargo VT Opportunity Fund	—	1,958	(1,958)
Morgan Stanley VIF Global Infrastructure Portfolio	3,777	89,088	(85,311)
MFS® Core Equity Portfolio	13,183	49,220	(36,037)
MFS® Massachusetts Investors Growth Stock Portfolio	32,634	42,319	(9,685)

++ See Note 8 for additional information related to this Sub-Account.

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2020. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Balanced Wealth Strategy Portfolio
2020	826,183	$16.981292	to	$22.227308	$16,221,767	0.75%	to	2.45%	2.16%	to	2.17%	6.61%	to	8.44%
2019	920,203	$15.928658	to	$20.498130	$16,790,829	0.75%	to	2.45%	2.31%	to	2.33%	15.34%	to	17.32%
2018	1,093,040	$13.809710	to	$17.471999	$17,118,685	0.75%	to	2.45%	1.66%	to	1.69%	(8.68)%	to	(7.11)%
2017	1,355,216	$15.121528	to	$18.809106	$22,968,471	0.75%	to	2.45%	1.69%	to	1.88%	12.83%	to	14.76%
2016	1,547,173	$13.402613	to	$16.390174	$22,955,979	0.75%	to	2.45%	1.82%	to	1.83%	1.91%	to	3.66%
AB VPS International Value Portfolio
2020	3,771,921	$11.449274	to	$13.344661	$38,358,783	0.75%	to	2.65%	1.55%	to	1.57%	(0.46)%	to	1.45%
2019	3,836,709	$11.285929	to	$13.406621	$38,797,563	0.75%	to	2.65%	0.79%	to	0.82%	13.74%	to	15.92%
2018	4,140,035	$9.736154	to	$11.787250	$36,346,466	0.75%	to	2.65%	1.08%	to	1.15%	(24.99)%	to	(23.55)%
2017	4,400,834	$12.735796	to	$15.643661	$50,850,555	0.75%	to	2.70%	0.27%	to	1.88%	21.76%	to	24.16%
2016	5,525,204	$10.257571	to	$12.847489	$51,718,415	0.75%	to	2.70%	1.04%	to	1.10%	(3.44)%	to	(1.54)%
AB VPS Small/Mid Cap Value Portfolio
2020	429,891	$28.813717	to	$32.367390	$11,191,467	0.75%	to	2.65%	0.80%	to	0.82%	0.36%	to	2.28%
2019	467,366	$28.170423	to	$32.251700	$11,951,465	0.75%	to	2.65%	0.27%	to	0.31%	16.77%	to	19.01%
2018	584,408	$23.671212	to	$27.619903	$12,757,276	0.75%	to	2.65%	0.22%	to	0.25%	(17.51)%	to	(15.93)%
2017	657,327	$28.155848	to	$33.483370	$17,151,276	0.75%	to	2.65%	0.24%	to	0.24%	9.90%	to	12.01%
2016	832,924	$25.137660	to	$30.467193	$19,302,235	0.75%	to	2.65%	0.33%	to	0.42%	21.53%	to	23.86%
AB VPS International Growth Portfolio
2020	247,476	$13.753754	to	$21.998874	$3,136,285	0.75%	to	2.65%	1.00%	to	1.12%	26.21%	to	28.63%
2019	291,269	$10.692174	to	$17.429695	$2,875,392	0.75%	to	2.65%	0.27%	to	0.28%	23.91%	to	26.28%
2018	371,164	$8.466970	to	$14.066716	$2,925,469	0.75%	to	2.65%	0.39%	to	0.41%	(19.76)%	to	(18.22)%
2017	427,661	$10.352857	to	$17.530009	$4,157,435	0.75%	to	2.65%	0.90%	to	0.91%	31.12%	to	33.63%
2016	487,629	$7.747499	to	$13.369811	$3,552,191	0.75%	to	2.65%	—%	to	—%	(9.50)%	to	(7.76)%
Invesco V.I. Government Securities Fund
2020	470,514	$9.655950	to	$11.020532	$4,868,055	1.50%	to	2.85%	2.21%	to	2.29%	2.99%	to	4.39%
2019	478,606	$9.375253	to	$10.556720	$4,779,327	1.50%	to	2.85%	2.28%	to	2.36%	2.78%	to	4.18%
2018	583,593	$9.121813	to	$10.133629	$5,622,333	1.50%	to	2.85%	1.90%	to	2.04%	(2.52)%	to	(1.20)%
2017	625,437	$9.357968	to	$10.256569	$6,145,710	1.50%	to	2.85%	1.77%	to	1.85%	(1.14)%	to	0.21%
2016	702,269	$9.465679	to	$10.235500	$6,922,230	1.50%	to	2.85%	1.53%	to	1.75%	(1.84)%	to	(0.50)%
Invesco V.I. High Yield Fund
2020	357,551	$12.318201	to	$14.336765	$4,855,403	1.30%	to	2.85%	5.75%	to	6.04%	0.42%	to	1.98%
2019	390,640	$12.267129	to	$14.057815	$5,223,313	1.30%	to	2.85%	3.20%	to	4.61%	10.32%	to	12.04%
2018	457,256	$11.119509	to	$12.546798	$5,496,623	1.30%	to	2.85%	5.03%	to	5.05%	(6.07)%	to	(4.60)%
2017	540,924	$11.837868	to	$13.151881	$6,841,260	1.30%	to	2.85%	4.02%	to	5.57%	3.31%	to	4.93%
2016	620,328	$11.458239	to	$12.534333	$7,532,646	1.30%	to	2.85%	4.19%	to	4.20%	8.09%	to	9.78%
Invesco V.I. International Growth Fund
2020	32,971	$15.577711	to	$16.188985	$531,236	1.00%	to	1.30%	2.12%	to	2.14%	12.27%	to	12.61%
2019	38,093	$13.875077	to	$14.376364	$545,021	1.00%	to	1.30%	1.23%	to	1.24%	26.58%	to	26.96%
2018	47,094	$10.961172	to	$11.323201	$530,487	1.00%	to	1.30%	1.80%	to	1.87%	(16.30)%	to	(16.05)%
2017	49,450	$13.095797	to	$13.487788	$663,987	1.00%	to	1.30%	1.19%	to	1.19%	21.14%	to	21.51%
2016	60,351	$10.810315	to	$11.100574	$667,575	1.00%	to	1.30%	1.07%	to	1.18%	(1.98)%	to	(1.69)%
Invesco V.I. Diversified Dividend Fund
2020	1,514,346	$18.730463	to	$22.342569	$32,943,004	1.30%	to	2.85%	2.94%	to	3.10%	(2.94)%	to	(1.15)%
2019	1,725,159	$19.298093	to	$22.602936	$38,065,695	1.30%	to	2.85%	2.71%	to	2.91%	21.27%	to	23.48%
2018	1,907,000	$15.913596	to	$18.305504	$34,184,003	1.30%	to	2.85%	1.90%	to	2.16%	(10.40)%	to	(8.77)%
2017	2,228,104	$17.761690	to	$20.064782	$43,875,784	1.30%	to	2.85%	1.50%	to	1.61%	5.30%	to	7.17%
2016	2,532,244	$16.867199	to	$18.721996	$46,651,465	1.30%	to	2.85%	1.27%	to	1.68%	11.32%	to	13.33%
Invesco V.I. Government Money Market Fund
2020	6,264,163	$9.017706	to	$9.872922	$59,084,535	0.75%	to	2.85%	0.21%	to	0.25%	(2.60)%	to	(0.46)%
2019	5,239,601	$9.258696	to	$9.918056	$50,362,145	0.75%	to	2.85%	1.64%	to	1.89%	(1.21)%	to	1.14%
2018	5,414,561	$9.372312	to	$9.806648	$52,019,933	0.75%	to	2.85%	1.26%	to	1.55%	(1.55)%	to	0.79%
2017	5,558,097	$9.519851	to	$9.729665	$53,494,545	0.75%	to	2.85%	0.33%	to	0.57%	(2.50)%	to	(0.19)%
2016	6,057,879	$9.748012	to	$9.764366	$58,568,910	0.75%	to	2.85%	0.03%	to	0.09%	(2.36)%	to	(0.65)%
AB VPS Growth and Income Portfolio
2020	1,921,191	$10.911315	to	$11.299007	$21,358,213	0.75%	to	2.65%	1.35%	to	1.49%	(0.21)%	to	1.71%
2019♦	1,977,719	$10.933892	to	$11.109324	$21,808,512	0.75%	to	2.65%	1.02%	to	1.03%	9.34%	to	11.09%
American Funds Insurance Series® Bond Fund
2020	237,275	$11.368267	to	$11.485731	$2,719,489	1.00%	to	1.30%	1.84%	to	1.96%	7.97%	to	8.29%
2019	257,840	$10.529337	to	$10.606271	$2,730,961	1.00%	to	1.30%	2.15%	to	2.27%	7.67%	to	8.00%
2018	332,900	$9.779024	to	$9.820978	$3,266,616	1.00%	to	1.30%	2.17%	to	2.19%	(2.17)%	to	(1.87)%
2017♦	372,735	$9.995538	to	$10.008353	$3,729,558	1.00%	to	1.30%	1.43%	to	1.44%	(0.04)%	to	0.08%
American Funds Insurance Series® Global Growth Fund
2020	756,574	$16.495357	to	$40.216053	$25,523,193	1.00%	to	2.85%	0.16%	to	0.35%	26.80%	to	28.87%
2019	857,183	$12.799788	to	$31.715873	$22,648,098	1.00%	to	2.85%	0.95%	to	1.22%	31.48%	to	33.53%
2018	970,030	$9.585498	to	$24.122725	$19,227,163	1.00%	to	2.85%	0.51%	to	0.72%	(11.60)%	to	(10.14)%
2017	1,116,374	$10.667354	to	$27.288351	$25,074,736	1.00%	to	2.85%	0.48%	to	0.64%	6.67%	to	27.78%
2016	1,191,869	$2.614582	to	$21.355968	$21,100,294	1.30%	to	2.85%	0.85%	to	1.03%	(2.21)%	to	(0.68)%
American Funds Insurance Series® Growth Fund
2020	4,157,085	$20.435039	to	$57.594694	$171,418,048	1.00%	to	2.85%	0.21%	to	0.31%	47.81%	to	50.21%
2019	4,855,480	$13.604692	to	$38.964778	$133,729,036	1.00%	to	2.85%	0.54%	to	0.76%	27.10%	to	29.14%
2018	5,524,321	$10.534660	to	$30.656789	$117,987,304	1.00%	to	2.85%	0.24%	to	0.42%	(3.05)%	to	(1.49)%
2017	6,392,080	$10.694479	to	$31.621627	$139,041,443	1.00%	to	2.85%	0.32%	to	0.51%	6.94%	to	24.69%
2016	6,948,664	$2.376330	to	$25.360359	$121,978,574	1.30%	to	2.85%	0.70%	to	0.79%	6.41%	to	8.07%
American Funds Insurance Series® Growth-Income Fund
2020	3,180,287	$14.630813	to	$35.399020	$103,151,803	1.00%	to	2.85%	1.14%	to	1.35%	10.36%	to	12.12%
2019	3,601,449	$13.049109	to	$32.077355	$105,162,978	1.00%	to	2.85%	1.42%	to	1.61%	22.59%	to	24.60%
2018	4,099,673	$10.472634	to	$26.165699	$96,486,920	1.00%	to	2.85%	1.16%	to	1.38%	(4.55)%	to	(3.03)%
2017	4,833,060	$10.800100	to	$27.412266	$117,927,708	1.00%	to	2.85%	1.02%	to	1.43%	8.00%	to	18.95%
2016	5,304,183	$2.158449	to	$23.046088	$109,981,588	1.30%	to	2.85%	1.43%	to	1.56%	8.39%	to	10.08%
American Funds Insurance Series® International Fund
2020	1,547,236	$12.522654	to	$22.381819	$29,777,983	1.00%	to	2.85%	0.45%	to	0.66%	10.77%	to	12.53%
2019	1,709,753	$11.128469	to	$20.205671	$29,274,283	1.00%	to	2.85%	1.09%	to	1.33%	19.43%	to	21.45%
2018	1,962,191	$9.163194	to	$16.918422	$27,396,033	1.00%	to	2.85%	1.50%	to	1.68%	(15.58)%	to	(14.27)%
2017	2,220,970	$10.688456	to	$20.039761	$36,684,723	1.00%	to	2.85%	0.97%	to	1.30%	6.88%	to	28.44%
2016	2,255,652	$1.984441	to	$15.603001	$29,799,126	1.30%	to	2.85%	1.40%	to	1.57%	0.62%	to	2.19%
American Funds Insurance Series® Global Small Capitalization Fund
2020	345,076	$15.976393	to	$36.595066	$11,355,265	1.00%	to	2.85%	0.13%	to	0.17%	26.08%	to	28.10%
2019	397,419	$12.471597	to	$29.025539	$10,242,355	1.00%	to	2.85%	0.01%	to	0.15%	27.82%	to	29.94%
2018	453,257	$9.598082	to	$22.707496	$8,957,985	1.00%	to	2.85%	0.02%	to	0.08%	(13.06)%	to	(11.69)%
2017	522,787	$10.869120	to	$26.119519	$11,877,558	1.00%	to	2.85%	0.04%	to	0.43%	8.69%	to	22.36%
2016	511,815	$2.587027	to	$21.346660	$10,119,309	1.30%	to	2.85%	0.26%	to	0.28%	(0.77)%	to	0.78%
Wells Fargo VT Omega Growth Fund
2020	16,647	$44.020458	to	$50.162098	$800,357	1.15%	to	2.40%	—%	to	—%	39.79%	to	41.55%
2019	23,919	$31.489875	to	$35.437921	$812,799	1.15%	to	2.40%	—%	to	—%	33.80%	to	35.48%
2018	31,844	$23.535157	to	$26.157360	$802,660	1.15%	to	2.40%	—%	to	—%	(2.10)%	to	(0.87)%
2017	44,086	$24.040552	to	$26.387012	$1,128,545	1.15%	to	2.40%	—%	to	0.01%	31.41%	to	33.06%
2016	57,394	$18.294615	to	$19.831134	$1,106,600	1.15%	to	2.40%	—%	to	—%	(1.87)%	to	(0.63)%
Fidelity® VIP Equity-Income Portfolio
2020	1,338,590	$24.857625	to	$28.565809	$29,873,495	0.75%	to	2.65%	1.56%	to	1.64%	3.66%	to	5.65%
2019	1,475,395	$23.529296	to	$27.558115	$31,411,559	0.75%	to	2.65%	1.75%	to	1.81%	23.78%	to	26.16%
2018	1,719,726	$18.650784	to	$22.151049	$29,221,519	0.75%	to	2.70%	0.23%	to	2.02%	(10.98)%	to	(9.22)%
2017	2,087,893	$20.545195	to	$24.881863	$39,234,101	0.75%	to	2.70%	1.47%	to	1.52%	9.65%	to	11.81%
2016	2,442,614	$18.375412	to	$22.692073	$41,302,857	0.75%	to	2.70%	1.98%	to	2.20%	14.57%	to	16.83%
Fidelity® VIP Growth Portfolio
2020	585,242	$51.660305	to	$55.659715	$27,043,881	0.75%	to	2.65%	0.03%	to	0.04%	39.80%	to	42.48%
2019	619,212	$36.258606	to	$39.814253	$20,293,959	0.75%	to	2.65%	0.06%	to	0.07%	30.47%	to	32.98%
2018	745,041	$27.267150	to	$30.361627	$18,492,660	0.75%	to	2.70%	0.04%	to	0.04%	(3.09)%	to	(1.18)%
2017	811,772	$27.591662	to	$31.328356	$20,493,529	0.75%	to	2.70%	0.09%	to	0.09%	31.23%	to	33.81%
2016	853,025	$20.620242	to	$23.873316	$16,258,591	0.75%	to	2.70%	—%	to	—%	(2.13)%	to	(0.20)%
Fidelity® VIP Contrafund® Portfolio
2020	4,407,922	$40.791530	to	$41.896828	$165,330,401	0.75%	to	2.65%	0.08%	to	0.08%	26.83%	to	29.26%
2019	5,254,287	$32.162459	to	$32.412549	$153,524,716	0.75%	to	2.65%	0.22%	to	0.22%	27.84%	to	30.29%
2018	6,331,981	$24.876468	to	$25.031160	$143,091,274	0.75%	to	2.70%	0.13%	to	0.42%	(9.13)%	to	(7.34)%
2017	7,434,473	$26.846330	to	$27.545664	$182,681,807	0.75%	to	2.70%	0.54%	to	0.75%	18.35%	to	20.68%
2016	8,891,755	$22.246144	to	$23.274784	$182,024,936	0.75%	to	2.70%	0.60%	to	0.63%	4.86%	to	6.93%
Fidelity® VIP Mid Cap Portfolio
2020	1,282,075	$33.147797	to	$34.185988	$39,186,155	0.75%	to	2.65%	0.39%	to	0.40%	14.79%	to	16.99%
2019	1,492,144	$28.878159	to	$29.222127	$39,234,678	0.75%	to	2.65%	0.63%	to	0.65%	19.95%	to	22.25%
2018	1,784,136	$23.903218	to	$23.953677	$38,746,600	0.75%	to	2.70%	0.12%	to	0.40%	(17.04)%	to	(15.41)%
2017	2,051,838	$28.257484	to	$28.875414	$53,078,140	0.75%	to	2.70%	0.35%	to	0.49%	17.33%	to	19.64%
2016	2,373,694	$23.619582	to	$24.611032	$51,574,504	0.75%	to	2.70%	0.30%	to	0.32%	8.94%	to	11.09%
Fidelity® VIP Value Strategies Portfolio
2020	133,240	$20.573961	to	$26.720428	$3,389,374	0.75%	to	2.40%	1.06%	to	1.07%	5.46%	to	7.21%
2019	142,001	$24.922653	to	$35.583144	$3,335,581	0.75%	to	2.65%	0.70%	to	1.37%	30.59%	to	33.10%
2018	174,055	$18.725255	to	$27.110179	$3,097,614	0.75%	to	2.70%	0.27%	to	0.69%	(19.70)%	to	(18.11)%
2017	211,763	$22.867649	to	$33.760175	$4,735,182	0.75%	to	2.70%	1.23%	to	1.24%	15.91%	to	18.20%
2016	247,165	$19.347370	to	$29.125133	$4,657,590	0.75%	to	2.70%	0.87%	to	0.93%	6.36%	to	8.46%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2020	186,707	$31.194560	to	$47.026877	$5,466,892	0.75%	to	2.65%	0.04%	to	0.05%	29.86%	to	32.35%
2019	200,421	$23.570538	to	$36.214599	$4,472,635	0.75%	to	2.65%	0.38%	to	0.39%	26.43%	to	28.85%
2018	229,852	$18.292705	to	$28.644561	$4,008,132	0.75%	to	2.65%	0.25%	to	0.34%	(7.65)%	to	(5.88)%
2017	241,898	$19.434825	to	$31.017316	$4,479,147	0.75%	to	2.65%	0.59%	to	0.60%	20.27%	to	22.58%
2016	275,234	$15.854975	to	$25.789020	$4,180,760	0.75%	to	2.65%	0.35%	to	0.85%	(0.03)%	to	1.89%
Franklin Income VIP Fund
2020	71,451	$16.754360	to	$17.412153	$1,227,205	1.00%	to	1.30%	5.27%	to	5.55%	(0.72)%	to	(0.42)%
2019	103,461	$16.876056	to	$17.486077	$1,779,030	1.00%	to	1.30%	5.14%	to	5.25%	14.55%	to	14.89%
2018	125,428	$14.732643	to	$15.219460	$1,884,863	1.00%	to	1.30%	4.61%	to	4.63%	(5.65)%	to	(5.37)%
2017	137,548	$15.615025	to	$16.082662	$2,188,540	1.00%	to	1.30%	3.93%	to	3.97%	8.14%	to	8.46%
2016	164,402	$14.440283	to	$14.828205	$2,416,701	1.00%	to	1.30%	4.36%	to	5.02%	12.40%	to	12.74%
Franklin Small-Mid Cap Growth VIP Fund
2020	640,066	$4.311080	to	$48.654992	$19,893,729	1.30%	to	2.85%	—%	to	—%	50.74%	to	53.09%
2019	736,906	$2.816027	to	$32.277769	$14,899,175	1.30%	to	2.85%	—%	to	—%	27.74%	to	29.74%
2018	825,064	$2.170552	to	$25.267830	$12,602,850	1.30%	to	2.85%	—%	to	—%	(8.03)%	to	(6.59)%
2017	916,423	$2.323785	to	$27.474531	$15,572,510	1.30%	to	2.85%	—%	to	—%	17.99%	to	19.83%
2016	981,771	$1.939208	to	$23.285583	$13,807,283	1.30%	to	2.85%	—%	to	—%	1.24%	to	2.82%
Franklin Small Cap Value VIP Fund
2020	20,347	$23.682808	to	$24.612870	$498,889	1.00%	to	1.30%	1.20%	to	1.42%	3.77%	to	4.08%
2019	21,739	$22.821822	to	$23.647005	$511,049	1.00%	to	1.30%	0.91%	to	0.93%	24.60%	to	24.97%
2018	23,738	$18.316251	to	$18.921681	$446,488	1.00%	to	1.30%	0.74%	to	0.76%	(14.13)%	to	(13.87)%
2017	26,652	$21.330821	to	$21.969827	$582,048	1.00%	to	1.30%	0.42%	to	0.43%	9.14%	to	9.46%
2016	30,341	$19.545271	to	$20.070494	$605,887	1.00%	to	1.30%	0.71%	to	0.72%	28.44%	to	28.83%
Franklin Strategic Income VIP Fund
2020	1,075,101	$2.333541	to	$15.484162	$21,882,207	1.30%	to	2.85%	5.04%	to	5.05%	0.84%	to	2.41%
2019	1,209,141	$2.278537	to	$15.355343	$24,376,941	1.30%	to	2.85%	5.32%	to	5.46%	5.36%	to	7.01%
2018	1,350,078	$2.129359	to	$14.574139	$25,560,922	1.30%	to	2.85%	2.79%	to	2.88%	(4.67)%	to	(3.18)%
2017	1,581,588	$2.199282	to	$15.287862	$31,351,917	1.30%	to	2.85%	3.00%	to	3.31%	1.79%	to	3.38%
2016	1,793,192	$2.127290	to	$15.018399	$34,402,210	1.30%	to	2.85%	3.61%	to	3.63%	5.21%	to	6.85%
Franklin Mutual Shares VIP Fund
2020	1,226,032	$16.245933	to	$20.198195	$26,272,266	1.00%	to	2.85%	2.79%	to	2.85%	(7.71)%	to	(6.11)%
2019	1,316,436	$17.303895	to	$21.886323	$30,472,706	1.00%	to	2.85%	1.73%	to	1.90%	19.13%	to	21.22%
2018	1,496,592	$14.274940	to	$18.371970	$28,905,104	1.00%	to	2.85%	2.27%	to	2.33%	(11.62)%	to	(10.06)%
2017	1,702,494	$15.872072	to	$20.788132	$37,043,859	1.00%	to	2.85%	2.05%	to	2.32%	5.30%	to	7.17%
2016	1,879,431	$14.809586	to	$19.741120	$38,569,335	1.00%	to	2.85%	1.71%	to	2.01%	12.80%	to	14.79%
Templeton Developing Markets VIP Fund
2020	181,239	$4.096390	to	$22.135044	$5,114,690	1.30%	to	2.85%	4.18%	to	4.35%	14.09%	to	15.87%
2019	202,966	$3.535300	to	$19.401747	$4,994,480	1.30%	to	2.85%	1.24%	to	1.25%	23.35%	to	25.28%
2018	233,127	$2.821929	to	$15.728631	$4,583,925	1.30%	to	2.85%	1.13%	to	1.13%	(17.82)%	to	(16.54)%
2017	287,960	$3.381002	to	$19.139532	$6,762,474	1.30%	to	2.85%	1.18%	to	1.32%	36.70%	to	38.84%
2016	319,425	$2.435230	to	$14.000644	$5,509,146	1.30%	to	2.85%	1.08%	to	1.09%	14.49%	to	16.27%
Templeton Growth VIP Fund
2020	357,560	$14.171226	to	$19.165649	$6,132,897	1.00%	to	2.85%	2.94%	to	2.96%	2.83%	to	4.60%
2019	396,590	$13.547671	to	$18.638810	$6,537,260	1.00%	to	2.85%	2.75%	to	2.78%	11.92%	to	13.82%
2018	470,513	$11.902331	to	$16.653819	$6,829,117	1.00%	to	2.85%	1.83%	to	1.98%	(17.24)%	to	(15.73)%
2017	536,085	$14.123752	to	$20.123979	$9,273,701	1.00%	to	2.85%	1.46%	to	1.62%	15.17%	to	17.20%
2016	639,082	$12.051030	to	$17.472920	$9,518,280	1.00%	to	2.85%	2.08%	to	2.25%	6.54%	to	8.38%
Franklin Mutual Global Discovery VIP Fund
2020	18,736	$16.242055	to	$16.879776	$309,282	1.00%	to	1.30%	2.21%	to	2.22%	(5.77)%	to	(5.49)%
2019	18,434	$17.237338	to	$17.860434	$322,461	1.00%	to	1.30%	1.42%	to	1.46%	22.67%	to	23.04%
2018	18,815	$14.051475	to	$14.515811	$268,035	1.00%	to	1.30%	2.11%	to	2.17%	(12.45)%	to	(12.19)%
2017	19,183	$16.050253	to	$16.530927	$311,856	1.00%	to	1.30%	1.62%	to	1.66%	7.10%	to	7.42%
2016	21,542	$14.986070	to	$15.388653	$327,094	1.00%	to	1.30%	1.21%	to	1.50%	10.57%	to	10.91%
Templeton Global Bond VIP Fund
2020	42,608	$13.293114	to	$13.815011	$580,173	1.00%	to	1.30%	7.69%	to	7.98%	(6.57)%	to	(6.29)%
2019	45,213	$14.228473	to	$14.742780	$657,701	1.00%	to	1.30%	6.86%	to	6.88%	0.54%	to	0.84%
2018	52,133	$14.151907	to	$14.619522	$753,640	1.00%	to	1.30%	—%	to	—%	0.58%	to	0.88%
2017	58,734	$14.070252	to	$14.491611	$843,166	1.00%	to	1.30%	—%	to	—%	0.45%	to	0.75%
2016	66,953	$14.007674	to	$14.383933	$956,040	1.00%	to	1.30%	—%	to	—%	1.54%	to	1.85%
Hartford Balanced HLS Fund
2020	8,831,167	$2.812788	to	$26.652450	$30,624,934	0.75%	to	2.65%	1.80%	to	1.85%	8.70%	to	10.78%
2019	9,700,777	$2.539028	to	$24.384267	$30,107,163	0.75%	to	2.70%	—%	to	1.92%	19.53%	to	21.88%
2018	11,319,110	$2.083224	to	$20.400707	$28,098,366	0.75%	to	2.70%	2.00%	to	2.21%	(7.77)%	to	(5.95)%
2017	12,983,932	$2.214994	to	$22.118490	$34,047,446	0.75%	to	2.70%	2.22%	to	2.39%	12.51%	to	14.73%
2016	14,497,900	$1.930657	to	$19.658633	$32,797,043	0.75%	to	2.70%	2.72%	to	2.87%	3.21%	to	5.24%
Hartford Total Return Bond HLS Fund+
2020	107,667,448	$2.595793	to	$14.404813	$360,967,883	0.75%	to	2.70%	3.57%	to	3.69%	6.12%	to	8.21%
2019	109,547,017	$2.398795	to	$13.573620	$339,798,705	0.75%	to	2.70%	3.95%	to	6.71%	7.70%	to	9.82%
2018	121,181,694	$2.184209	to	$12.602703	$343,025,934	0.75%	to	2.70%	3.85%	to	3.93%	(3.45)%	to	(1.55)%
2017	147,062,532	$2.218559	to	$13.053015	$421,358,321	0.75%	to	2.70%	1.03%	to	2.92%	2.36%	to	4.37%
2016	159,070,509	$2.125612	to	$12.752386	$435,734,473	0.75%	to	2.70%	2.44%	to	2.47%	1.71%	to	3.71%
Hartford Capital Appreciation HLS Fund
2020	1,737,477	$34.826417	to	$39.102540	$54,172,335	0.75%	to	2.65%	0.53%	to	0.96%	18.73%	to	21.00%
2019	2,052,512	$28.781166	to	$32.934724	$53,336,045	0.75%	to	2.65%	1.16%	to	1.19%	27.85%	to	30.30%
2018	2,414,429	$22.088388	to	$25.760765	$48,440,371	0.75%	to	2.65%	0.86%	to	0.88%	(9.39)%	to	(7.65)%
2017	2,874,311	$23.918646	to	$28.430841	$62,843,273	0.75%	to	2.65%	0.90%	to	1.10%	18.95%	to	21.23%
2016	3,407,044	$19.730580	to	$23.902236	$61,838,784	0.75%	to	2.65%	1.08%	to	1.16%	2.76%	to	4.73%
Hartford Dividend and Growth HLS Fund+
2020	39,231,121	$4.664227	to	$32.114764	$204,938,429	0.75%	to	2.65%	1.71%	to	2.19%	4.95%	to	6.96%
2019	35,589,844	$4.360565	to	$30.600049	$173,907,938	0.75%	to	2.65%	1.88%	to	1.88%	25.24%	to	27.64%
2018	41,777,807	$3.416206	to	$24.432755	$161,919,221	0.75%	to	2.65%	1.84%	to	1.93%	(7.80)%	to	(6.03)%
2017	49,343,306	$3.635303	to	$26.498860	$204,231,478	0.75%	to	2.65%	1.61%	to	1.62%	15.26%	to	17.47%
2016	58,741,877	$3.094576	to	$22.896881	$206,980,964	0.75%	to	2.70%	—%	to	2.02%	11.83%	to	14.03%
Hartford Global Growth HLS Fund+
2020	—	$4.425792	to	$44.274535	$—	0.75%	to	2.65%	0.62%	to	0.71%	25.83%	to	27.99%
2019	2,406,087	$3.457836	to	$35.184890	$12,895,363	0.75%	to	2.65%	0.39%	to	0.41%	29.15%	to	31.62%
2018	2,767,731	$2.627054	to	$27.243913	$11,165,889	0.75%	to	2.65%	0.49%	to	0.50%	(6.32)%	to	(4.52)%
2017	3,116,186	$2.751546	to	$29.082796	$12,918,876	0.75%	to	2.65%	0.52%	to	0.55%	29.26%	to	31.73%
2016	3,286,148	$2.088700	to	$22.499788	$10,360,350	0.75%	to	2.65%	0.67%	to	0.72%	(0.71)%	to	1.19%
Hartford Disciplined Equity HLS Fund+
2020	40,085,862	$4.188959	to	$43.606715	$198,923,579	0.75%	to	2.65%	0.49%	to	0.66%	14.95%	to	17.16%
2019	23,825,288	$3.575440	to	$37.933869	$97,630,948	0.75%	to	2.65%	0.73%	to	0.84%	30.62%	to	33.12%
2018	29,772,474	$2.685881	to	$29.042474	$91,602,796	0.75%	to	2.65%	0.70%	to	0.74%	(4.56)%	to	(2.73)%
2017	37,833,344	$2.761136	to	$30.429196	$119,068,565	0.75%	to	2.65%	0.92%	to	1.26%	18.73%	to	21.01%
2016	45,792,133	$2.281813	to	$25.628865	$119,253,301	0.75%	to	2.65%	0.89%	to	0.91%	2.99%	to	4.97%
Hartford Growth Opportunities HLS Fund+
2020	—	$8.147684	to	$60.439734	$—	0.75%	to	2.65%	—%	to	—%	47.56%	to	50.09%
2019	12,854,700	$5.428392	to	$40.958376	$79,536,021	0.75%	to	2.65%	—%	to	—%	27.27%	to	29.71%
2018	15,125,283	$4.185067	to	$32.020773	$72,956,396	0.75%	to	2.70%	—%	to	—%	(2.15)%	to	(0.22)%
2017	17,625,125	$4.194461	to	$32.725063	$85,124,393	0.75%	to	2.70%	—%	to	—%	26.98%	to	29.47%
2016	21,577,975	$3.239632	to	$25.772716	$79,425,010	0.75%	to	2.70%	0.43%	to	0.43%	(3.14)%	to	(1.23)%
Hartford High Yield HLS Fund+
2020	—	$2.938759	to	$22.999319	$—	0.75%	to	2.70%	9.03%	to	9.23%	(0.11)%	to	1.65%
2019	6,529,580	$2.891009	to	$23.024611	$20,033,445	0.75%	to	2.70%	6.12%	to	9.15%	12.00%	to	14.20%
2018	7,538,406	$2.531526	to	$20.558517	$20,335,626	0.75%	to	2.70%	5.87%	to	5.96%	(6.02)%	to	(4.17)%
2017	9,093,467	$2.641582	to	$21.874855	$25,762,010	0.75%	to	2.70%	—%	to	6.55%	4.74%	to	6.80%
2016	10,543,237	$2.473371	to	$20.969772	$27,549,452	0.75%	to	2.65%	6.58%	to	6.65%	11.26%	to	13.40%
Hartford International Opportunities HLS Fund
2020	23,766,005	$2.731401	to	$22.962539	$73,741,139	0.75%	to	2.65%	1.72%	to	1.93%	17.30%	to	19.55%
2019	28,045,775	$2.284757	to	$19.576026	$73,113,954	0.75%	to	2.65%	1.83%	to	1.84%	23.12%	to	25.48%
2018	33,006,943	$1.820791	to	$15.899856	$69,031,504	0.75%	to	2.65%	1.79%	to	1.91%	(20.87)%	to	(19.35)%
2017	35,216,160	$2.257718	to	$20.002861	$91,331,370	0.75%	to	2.70%	1.41%	to	1.46%	21.92%	to	24.32%
2016	42,476,661	$1.816098	to	$16.406850	$88,904,120	0.75%	to	2.70%	1.64%	to	1.66%	(1.44)%	to	0.50%
Hartford MidCap Growth HLS Fund+
2020	—	$29.356815	to	$46.371218	$—	0.75%	to	2.70%	—%	to	—%	22.96%	to	25.13%
2019	261,263	$23.461207	to	$37.711575	$5,966,758	0.75%	to	2.70%	0.29%	to	0.51%	36.06%	to	38.74%
2018	242,535	$16.909939	to	$27.716081	$4,121,666	0.75%	to	2.70%	0.70%	to	0.70%	(12.45)%	to	(10.72)%
2017	304,265	$18.941328	to	$31.657532	$5,757,213	0.75%	to	2.70%	—%	to	0.86%	11.38%	to	13.57%
2016	362,724	$16.678007	to	$28.538631	$6,118,437	0.75%	to	2.65%	1.40%	to	1.49%	13.44%	to	15.62%
Hartford MidCap HLS Fund+
2020♦	933,822	$11.925056	to	$12.014847	$11,183,739	0.75%	to	2.70%	0.05%	to	0.05%	19.25%	to	20.15%
Hartford MidCap Value HLS Fund+
2020	—	$21.157295	to	$25.788444	$—	0.75%	to	2.65%	0.63%	to	0.65%	(6.87)%	to	(5.27)%
2019	231,281	$22.717652	to	$27.222532	$5,791,478	0.75%	to	2.65%	1.05%	to	1.05%	27.77%	to	30.22%
2018	254,545	$17.779861	to	$20.904729	$4,939,850	0.75%	to	2.65%	1.04%	to	1.05%	(16.81)%	to	(15.21)%
2017	295,744	$21.371884	to	$24.654618	$6,813,227	0.75%	to	2.65%	0.46%	to	0.56%	10.50%	to	12.62%
2016	304,708	$19.340863	to	$21.891928	$6,313,300	0.75%	to	2.65%	0.54%	to	0.54%	9.87%	to	11.98%
Hartford Ultrashort Bond HLS Fund+
2020	63,099,285	$1.213845	to	$7.819891	$80,065,994	0.75%	to	2.70%	1.47%	to	2.08%	(1.26)%	to	0.68%
2019	23,424,583	$1.205675	to	$7.919998	$29,418,414	0.75%	to	2.70%	1.87%	to	1.98%	0.07%	to	2.04%
2018	27,183,003	$1.181526	to	$7.954167	$33,070,899	0.75%	to	2.65%	1.15%	to	1.44%	(1.09)%	to	0.81%
2017	24,937,749	$1.172043	to	$8.041857	$31,596,379	0.75%	to	2.65%	0.77%	to	0.78%	(1.63)%	to	0.26%
2016	30,051,365	$1.168994	to	$8.174932	$38,337,038	0.75%	to	2.65%	0.44%	to	0.46%	(1.68)%	to	0.21%
Hartford Small Company HLS Fund
2020	3,848,112	$6.592358	to	$50.925435	$28,947,698	0.75%	to	2.65%	—%	to	—%	51.46%	to	54.36%
2019	4,771,175	$4.270872	to	$33.624032	$23,243,129	0.75%	to	2.65%	—%	to	—%	33.42%	to	35.97%
2018	6,150,766	$3.140948	to	$25.202529	$21,909,488	0.75%	to	2.65%	—%	to	—%	(6.74)%	to	(4.95)%
2017	7,163,439	$3.304456	to	$27.023675	$26,981,261	0.75%	to	2.65%	—%	to	—%	23.06%	to	25.42%
2016	8,948,412	$2.634758	to	$21.959873	$26,775,014	0.75%	to	2.65%	—%	to	—%	(0.62)%	to	1.28%
Hartford SmallCap Growth HLS Fund
2020	3,001,068	$5.809475	to	$56.029517	$18,386,101	0.75%	to	2.65%	—%	to	—%	29.72%	to	32.20%
2019	3,604,276	$4.394407	to	$43.194042	$17,102,135	0.75%	to	2.65%	—%	to	—%	32.26%	to	34.80%
2018	4,338,383	$3.259945	to	$32.493141	$15,391,452	0.75%	to	2.70%	—%	to	—%	(14.05)%	to	(12.36)%
2017	4,839,360	$3.719664	to	$37.806308	$19,327,118	0.75%	to	2.70%	0.04%	to	0.04%	16.88%	to	19.18%
2016	5,558,551	$3.121123	to	$32.347106	$18,807,102	0.75%	to	2.70%	0.15%	to	0.16%	9.38%	to	11.53%
Hartford Stock HLS Fund
2020	3,950,018	$3.112617	to	$39.500475	$14,609,155	0.75%	to	2.65%	1.58%	to	1.73%	9.15%	to	11.24%
2019	4,444,162	$2.798119	to	$36.190648	$15,006,154	0.75%	to	2.65%	1.63%	to	1.65%	27.79%	to	30.24%
2018	5,114,161	$2.148428	to	$28.320447	$13,380,390	0.75%	to	2.65%	1.52%	to	1.82%	(2.76)%	to	(0.89)%
2017	6,150,556	$2.167695	to	$29.122976	$16,010,933	0.75%	to	2.65%	1.73%	to	1.87%	16.71%	to	18.95%
2016	8,388,707	$1.822328	to	$24.952305	$17,532,858	0.75%	to	2.65%	2.05%	to	2.61%	4.61%	to	6.61%
Hartford U.S. Government Securities HLS Fund+
2020	—	$1.476948	to	$10.051590	$—	0.75%	to	2.70%	3.22%	to	3.22%	3.20%	to	5.00%
2019	41,395,105	$1.406568	to	$9.740379	$54,469,227	0.75%	to	2.70%	2.60%	to	2.72%	2.41%	to	4.43%
2018	47,609,266	$1.346901	to	$9.510813	$59,791,343	0.75%	to	2.70%	2.40%	to	2.40%	(1.84)%	to	0.10%
2017	57,769,407	$1.345619	to	$9.688990	$71,901,814	0.75%	to	2.70%	2.17%	to	2.18%	(1.38)%	to	0.56%
2016	67,558,538	$1.338126	to	$9.824638	$83,630,744	0.75%	to	2.70%	1.84%	to	1.91%	(1.16)%	to	0.78%
Hartford Value HLS Fund+
2020	—	$3.079216	to	$25.681917	$—	0.75%	to	2.65%	0.95%	to	1.69%	(4.89)%	to	(3.26)%
2019	14,634,578	$3.182967	to	$27.003510	$43,466,470	0.75%	to	2.65%	1.91%	to	1.94%	24.37%	to	26.76%
2018	17,642,758	$2.511084	to	$21.602618	$41,448,974	0.75%	to	2.70%	—%	to	1.57%	(12.58)%	to	(10.85)%
2017	20,630,928	$2.816771	to	$24.710029	$54,653,664	0.75%	to	2.70%	1.73%	to	1.80%	12.37%	to	14.58%
2016	24,608,275	$2.458387	to	$21.990602	$56,635,318	0.75%	to	2.70%	1.70%	to	1.81%	10.67%	to	12.84%

Lord Abbett Series Fund - Fundamental Equity Portfolio
2020	892,684	$24.893133	to	$27.244354	$22,211,923	0.75%	to	2.65%	1.07%	to	1.28%	(0.89)%	to	1.01%
2019	916,417	$25.116148	to	$26.971120	$22,702,055	0.75%	to	2.65%	1.23%	to	1.25%	18.34%	to	20.61%
2018	1,084,344	$21.223589	to	$22.362641	$22,373,534	0.75%	to	2.65%	1.36%	to	1.42%	(10.56)%	to	(8.84)%
2017	1,276,643	$23.729117	to	$24.531828	$29,074,987	0.75%	to	2.65%	1.06%	to	1.07%	9.63%	to	11.73%
2016	1,455,238	$21.644293	to	$21.955551	$29,827,296	0.75%	to	2.65%	1.12%	to	1.20%	12.72%	to	14.88%
Lord Abbett Series Fund - Dividend Growth Portfolio+
2020	340,378	$26.240321	to	$34.074738	$10,713,345	0.75%	to	2.40%	0.95%	to	1.01%	12.68%	to	14.55%
2019	391,625	$23.287618	to	$29.745758	$10,806,892	0.75%	to	2.40%	1.53%	to	1.58%	23.45%	to	25.50%
2018	445,674	$23.267706	to	$23.701441	$9,877,251	0.75%	to	2.65%	—%	to	1.75%	(7.17)%	to	(5.38)%

2017	617,717	$25.050269	to	$25.063646	$14,355,387	0.75%	to	2.65%	1.63%	to	1.73%	16.01%	to	18.23%
2016	794,666	$21.186984	to	$21.604588	$15,692,661	0.75%	to	2.65%	1.56%	to	3.50%	12.09%	to	14.24%
Lord Abbett Series Fund - Bond Debenture Portfolio
2020	1,504,618	$21.516952	to	$24.130598	$32,521,996	0.75%	to	2.65%	3.89%	to	4.14%	4.50%	to	6.50%
2019	1,686,657	$20.590588	to	$22.657286	$34,410,634	0.75%	to	2.65%	3.78%	to	3.85%	10.39%	to	12.51%
2018	1,843,195	$18.652412	to	$20.138473	$33,696,213	0.75%	to	2.65%	4.09%	to	4.18%	(6.53)%	to	(4.74)%
2017	2,215,114	$19.955363	to	$21.139671	$42,725,752	0.75%	to	2.65%	4.20%	to	4.35%	6.36%	to	8.40%
2016	2,457,558	$18.687005	to	$19.502324	$44,021,681	0.75%	to	2.70%	—%	to	4.23%	9.15%	to	11.30%
Lord Abbett Series Fund - Growth and Income Portfolio
2020	3,057,194	$22.683992	to	$24.109553	$62,885,630	0.75%	to	2.65%	1.66%	to	1.70%	0.01%	to	1.93%
2019	3,281,557	$22.254489	to	$24.106738	$66,580,562	0.75%	to	2.65%	1.62%	to	1.65%	19.29%	to	21.58%
2018	3,886,115	$18.304613	to	$20.207974	$65,256,394	0.75%	to	2.65%	1.31%	to	1.58%	(10.55)%	to	(8.83)%
2017	4,498,088	$20.077597	to	$22.590709	$83,406,458	0.75%	to	2.65%	1.31%	to	1.39%	10.42%	to	12.53%
2016	5,343,104	$17.841329	to	$20.459388	$88,462,229	0.75%	to	2.65%	1.45%	to	1.51%	14.05%	to	16.24%
MFS® Growth Series
2020	206,853	$5.405960	to	$53.795606	$5,988,789	1.30%	to	2.85%	—%	to	—%	28.15%	to	30.15%
2019	228,806	$4.153483	to	$41.977321	$5,031,764	1.30%	to	2.85%	—%	to	—%	34.27%	to	36.37%
2018	233,697	$3.045852	to	$31.263680	$3,767,688	1.30%	to	2.85%	0.09%	to	0.09%	(0.22)%	to	1.34%
2017	264,218	$3.005509	to	$31.331758	$4,231,141	1.30%	to	2.85%	0.10%	to	0.10%	27.72%	to	29.71%
2016	312,008	$2.317128	to	$24.532528	$3,710,951	1.30%	to	2.85%	0.04%	to	0.07%	(0.44)%	to	1.12%
MFS® Investors Trust Series
2020	195,867	$3.445277	to	$33.236919	$5,062,184	1.30%	to	2.85%	0.63%	to	0.65%	10.67%	to	12.40%
2019	211,376	$3.065248	to	$30.032763	$4,874,506	1.30%	to	2.85%	0.69%	to	0.69%	27.88%	to	29.88%
2018	232,454	$2.360048	to	$23.484504	$4,149,388	1.30%	to	2.85%	0.63%	to	0.63%	(8.14)%	to	(6.71)%
2017	272,624	$2.529767	to	$25.566924	$5,176,453	1.30%	to	2.85%	0.72%	to	0.72%	19.88%	to	21.75%
2016	304,430	$2.077782	to	$21.326711	$4,764,405	1.30%	to	2.85%	0.70%	to	0.86%	5.54%	to	7.18%
MFS® Total Return Series
2020	1,731,092	$20.044839	to	$21.131954	$42,486,457	1.00%	to	2.85%	1.98%	to	2.27%	6.73%	to	8.43%
2019	1,969,886	$18.487003	to	$19.799841	$45,003,821	1.00%	to	2.85%	2.10%	to	2.44%	17.00%	to	18.92%
2018	2,247,450	$15.545512	to	$16.922591	$43,553,663	1.00%	to	2.85%	2.05%	to	2.14%	(8.26)%	to	(6.81)%
2017	2,544,282	$16.681151	to	$18.447222	$53,035,519	1.00%	to	2.85%	2.14%	to	2.40%	9.14%	to	10.91%
2016	2,846,352	$15.040175	to	$16.901618	$53,626,895	1.00%	to	2.85%	2.63%	to	2.84%	6.03%	to	7.73%
MFS® Value Series
2020	54,025	$23.153119	to	$24.061732	$1,283,836	1.00%	to	1.30%	1.36%	to	1.39%	1.89%	to	2.19%
2019	57,334	$22.724241	to	$23.545252	$1,334,660	1.00%	to	1.30%	1.84%	to	1.87%	27.83%	to	28.22%
2018	67,673	$17.776467	to	$18.363556	$1,229,901	1.00%	to	1.30%	1.33%	to	1.33%	(11.51)%	to	(11.25)%

2017	74,906	$20.089783	to	$20.691049	$1,536,807	1.00%	to	1.30%	1.63%	to	1.75%	15.83%	to	16.18%
2016	90,432	$17.343765	to	$17.809378	$1,600,035	1.00%	to	1.30%	1.72%	to	1.83%	12.31%	to	12.64%
BlackRock S&P 500 Index V.I. Fund
2020	1,235,942	$12.961089	to	$13.718509	$16,503,276	0.75%	to	2.70%	1.82%	to	1.91%	15.09%	to	17.36%
2019	1,231,799	$11.261579	to	$11.689558	$14,153,852	0.75%	to	2.70%	1.99%	to	2.20%	27.85%	to	30.36%
2018♦	1,407,772	$8.808744	to	$8.967003	$12,519,012	0.75%	to	2.70%	1.02%	to	2.50%	(11.91)%	to	(10.33)%
Invesco V.I. Equity and Income Fund
2020	709,066	$19.592639	to	$22.528701	$15,603,270	1.30%	to	2.85%	2.02%	to	2.22%	6.57%	to	8.53%
2019	806,219	$18.052374	to	$21.139861	$16,324,393	1.30%	to	2.85%	2.52%	to	3.13%	16.64%	to	18.81%
2018	923,134	$15.194062	to	$18.123947	$15,942,199	1.30%	to	2.85%	2.02%	to	2.20%	(12.27)%	to	(10.67)%
2017	1,035,978	$17.009615	to	$20.657702	$20,158,069	1.30%	to	2.85%	1.46%	to	1.65%	7.67%	to	9.60%
2016	1,153,154	$15.520092	to	$19.186495	$20,542,935	1.30%	to	2.85%	1.67%	to	1.91%	11.61%	to	13.64%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2020	2,063,052	$1.826339	to	$14.205628	$33,164,329	1.30%	to	2.85%	2.86%	to	2.94%	4.77%	to	6.41%
2019	2,177,485	$1.716369	to	$13.558720	$32,642,061	1.30%	to	2.85%	3.78%	to	4.20%	7.77%	to	9.45%
2018	2,312,647	$1.568198	to	$12.581725	$32,135,718	1.30%	to	2.85%	2.47%	to	2.58%	(3.44)%	to	(1.93)%
2017	2,664,445	$1.599127	to	$13.030304	$38,044,702	1.30%	to	2.85%	3.16%	to	3.18%	3.26%	to	4.87%
2016	2,873,496	$1.524861	to	$12.619133	$40,492,195	1.30%	to	2.85%	2.08%	to	2.13%	3.13%	to	4.74%
Morgan Stanley VIF Emerging Markets Debt Portfolio
2020	77,231	$2.922509	to	$17.251902	$2,155,902	1.30%	to	2.85%	4.51%	to	4.56%	2.58%	to	4.18%
2019	87,639	$2.805178	to	$16.817855	$2,389,569	1.30%	to	2.85%	5.28%	to	5.61%	11.04%	to	12.78%
2018	122,929	$2.487378	to	$15.145357	$2,782,361	1.30%	to	2.85%	5.53%	to	5.61%	(9.56)%	to	(8.15)%
2017	137,580	$2.707988	to	$16.746301	$3,478,690	1.30%	to	2.85%	5.39%	to	5.42%	6.63%	to	8.29%
2016	125,062	$2.500603	to	$15.705314	$3,148,693	1.30%	to	2.85%	5.14%	to	5.61%	7.45%	to	9.13%
Morgan Stanley VIF Emerging Markets Equity Portfolio
2020	643,374	$20.695059	to	$24.528745	$14,505,408	0.75%	to	2.85%	1.36%	to	1.39%	11.22%	to	13.51%
2019	721,861	$18.606606	to	$21.609331	$14,518,148	0.75%	to	2.85%	1.01%	to	1.28%	16.23%	to	18.62%
2018	828,449	$16.008587	to	$18.217039	$14,141,905	0.75%	to	2.85%	0.39%	to	0.46%	(19.79)%	to	(18.13)%
2017	894,407	$19.957257	to	$22.251363	$18,821,911	0.75%	to	2.85%	0.47%	to	0.69%	31.27%	to	34.05%
2016	1,057,910	$15.202887	to	$16.598755	$16,666,737	0.75%	to	2.85%	0.44%	to	0.50%	3.74%	to	5.82%
Morgan Stanley VIF Growth Portfolio
2020	2,570,390	$54.222607	to	$62.067071	$156,134,083	1.30%	to	2.85%	—%	to	—%	110.68%	to	114.51%
2019	2,981,552	$25.736385	to	$28.934684	$84,627,879	1.30%	to	2.85%	—%	to	—%	27.78%	to	30.11%
2018	3,396,620	$20.141440	to	$22.239407	$74,320,698	1.30%	to	2.85%	—%	to	—%	4.28%	to	6.15%
2017	3,937,028	$19.314495	to	$20.950903	$81,330,565	1.30%	to	2.85%	—%	to	—%	38.81%	to	41.30%
2016	4,426,316	$13.914173	to	$14.827328	$64,884,924	1.30%	to	2.85%	—%	to	—%	(4.68)%	to	(2.91)%

Morgan Stanley VIF Discovery Portfolio
2020	253,531	$101.673558	to	$102.143757	$23,506,109	0.75%	to	2.65%	—%	to	—%	145.47%	to	150.16%
2019	225,861	$40.830716	to	$41.420160	$8,497,925	0.75%	to	2.65%	—%	to	—%	36.31%	to	38.92%
2018	249,997	$29.391239	to	$30.386461	$6,774,844	0.75%	to	2.65%	—%	to	—%	7.64%	to	9.70%
2017	250,375	$26.792074	to	$28.102860	$6,251,495	0.75%	to	2.70%	—%	to	—%	34.91%	to	37.56%
2016	298,461	$19.476306	to	$20.830859	$5,448,172	0.75%	to	2.70%	—%	to	—%	(11.27)%	to	(9.52)%
Invesco V.I. American Value Fund
2020	653,855	$27.620017	to	$28.398415	$19,614,927	0.75%	to	2.85%	0.64%	to	0.92%	(1.72)%	to	0.10%
2019	726,246	$27.591378	to	$28.895086	$21,903,166	0.75%	to	2.85%	0.41%	to	0.71%	21.52%	to	23.78%
2018	817,512	$22.290857	to	$23.778585	$19,962,423	0.75%	to	2.85%	0.19%	to	0.49%	(15.10)%	to	(13.52)%
2017	953,216	$25.775042	to	$28.009161	$27,148,851	0.75%	to	2.85%	0.58%	to	0.82%	6.87%	to	8.86%
2016	1,128,505	$23.676760	to	$26.207525	$29,076,129	0.75%	to	2.85%	0.12%	to	0.46%	12.25%	to	14.36%
Invesco V.I. Equally-Weighted S&P 500 Fund
2020	1,082,956	$4.261601	to	$39.998584	$43,651,796	1.30%	to	2.85%	1.27%	to	1.33%	9.26%	to	11.29%
2019	1,297,855	$3.829355	to	$36.609563	$45,155,805	1.30%	to	2.85%	1.60%	to	1.85%	24.85%	to	27.13%
2018	1,422,397	$3.012149	to	$29.323565	$39,370,203	1.30%	to	2.85%	1.02%	to	1.10%	(10.69)%	to	(9.07)%
2017	1,673,667	$3.312452	to	$32.833960	$51,239,245	1.30%	to	2.85%	0.72%	to	0.80%	15.01%	to	17.05%
2016	1,881,665	$2.829962	to	$28.549730	$49,513,217	1.30%	to	2.85%	0.43%	to	0.61%	10.74%	to	12.77%
Morgan Stanley VIF Global Franchise Portfolio
2020	147,076	$34.981861	to	$53.605210	$6,921,888	1.50%	to	2.85%	0.85%	to	0.85%	10.03%	to	11.52%
2019	174,522	$31.793543	to	$48.066491	$7,374,828	1.50%	to	2.85%	0.86%	to	0.93%	25.89%	to	27.60%
2018	205,871	$25.254243	to	$37.668871	$6,866,521	1.50%	to	2.85%	1.03%	to	1.04%	(4.53)%	to	(3.23)%
2017	242,611	$26.451795	to	$38.926166	$8,401,424	1.50%	to	2.85%	1.21%	to	1.24%	22.22%	to	23.88%
2016	275,642	$21.642683	to	$31.422527	$7,750,871	1.50%	to	2.85%	1.36%	to	1.45%	2.46%	to	3.85%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund+
2020	218,005	$14.180959	to	$39.500672	$7,541,966	0.75%	to	2.85%	—%	to	—%	39.19%	to	41.81%
2019	241,463	$28.378075	to	$39.608394	$6,306,716	0.75%	to	2.65%	—%	to	—%	35.38%	to	37.97%
2018	227,274	$20.568057	to	$29.257419	$4,395,096	0.75%	to	2.65%	—%	to	—%	(8.76)%	to	(7.00)%
2017	255,781	$22.117168	to	$32.064813	$5,344,857	0.75%	to	2.65%	—%	to	—%	25.10%	to	27.49%
2016	302,189	$17.347575	to	$25.631795	$4,942,252	0.75%	to	2.65%	—%	to	—%	(0.59)%	to	1.32%
Invesco Oppenheimer V.I. Capital Appreciation Fund
2020	713,862	$36.859188	to	$43.594579	$23,766,075	0.75%	to	2.65%	—%	to	—%	32.68%	to	35.22%
2019	890,485	$27.258340	to	$32.857358	$22,062,689	0.75%	to	2.65%	—%	to	—%	32.30%	to	34.83%
2018	1,049,205	$20.216510	to	$24.710868	$19,385,863	0.75%	to	2.70%	—%	to	—%	(8.46)%	to	(6.66)%
2017	1,299,480	$21.658564	to	$26.995170	$25,835,253	0.75%	to	2.70%	0.01%	to	0.01%	23.14%	to	25.56%
2016	1,588,969	$17.249755	to	$21.922921	$25,239,164	0.75%	to	2.70%	0.11%	to	0.12%	(5.03)%	to	(3.16)%

Invesco Oppenheimer V.I. Global Fund
2020	2,690,952	$36.190441	to	$36.635664	$87,947,291	0.75%	to	2.65%	0.42%	to	0.44%	24.01%	to	26.39%
2019	3,217,462	$28.634834	to	$29.542783	$83,655,540	0.75%	to	2.65%	0.63%	to	0.64%	28.02%	to	30.47%
2018	3,923,744	$21.946942	to	$23.076493	$78,730,110	0.75%	to	2.65%	0.77%	to	0.77%	(15.66)%	to	(14.04)%
2017	4,427,926	$25.531573	to	$27.236947	$104,098,666	0.75%	to	2.70%	0.74%	to	0.74%	32.69%	to	35.30%
2016	5,564,950	$18.870189	to	$20.526498	$97,262,434	0.75%	to	2.70%	0.77%	to	0.77%	(2.82)%	to	(0.90)%
Invesco Oppenheimer V.I. Main Street Fund®++
2020	208,424	$31.664050	to	$34.869839	$5,824,931	0.75%	to	2.65%	1.17%	to	1.18%	10.72%	to	12.84%
2019	238,460	$28.059885	to	$31.493335	$5,953,833	0.75%	to	2.65%	0.81%	to	0.82%	28.30%	to	30.75%
2018	273,020	$21.460030	to	$24.423709	$5,205,703	0.75%	to	2.70%	0.90%	to	0.91%	(10.55)%	to	(8.78)%
2017	325,135	$23.526557	to	$27.303209	$6,826,367	0.75%	to	2.70%	0.91%	to	1.03%	13.53%	to	15.76%
2016	384,916	$20.322859	to	$24.049319	$6,975,908	0.75%	to	2.70%	0.86%	to	0.88%	8.33%	to	10.47%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++
2020	1,080,222	$35.476339	to	$40.307414	$34,827,090	0.75%	to	2.70%	0.37%	to	0.38%	16.45%	to	18.74%
2019	1,260,004	$29.876845	to	$34.613533	$34,453,131	0.75%	to	2.70%	—%	to	—%	22.78%	to	25.19%
2018	1,435,931	$23.864862	to	$28.192134	$31,591,827	0.75%	to	2.70%	—%	to	0.06%	(12.92)%	to	(11.21)%
2017	1,693,680	$26.876901	to	$32.523583	$42,193,350	0.75%	to	2.65%	0.65%	to	0.69%	10.93%	to	13.06%
2016	2,097,577	$23.772377	to	$29.318220	$46,405,465	0.75%	to	2.65%	0.26%	to	0.26%	14.60%	to	16.79%
Putnam VT Diversified Income Fund
2020	717,798	$18.689170	to	$29.143816	$15,653,655	0.75%	to	2.65%	7.45%	to	7.56%	(3.50)%	to	(1.64)%
2019	774,559	$19.366147	to	$29.631179	$17,392,727	0.75%	to	2.65%	3.10%	to	4.70%	8.32%	to	10.40%
2018	873,721	$17.878272	to	$26.840057	$17,745,189	0.75%	to	2.65%	4.23%	to	4.53%	(3.57)%	to	(1.72)%
2017	1,015,614	$18.540466	to	$27.310256	$21,066,637	0.75%	to	2.65%	5.68%	to	6.10%	4.32%	to	6.32%
2016	1,175,067	$17.700565	to	$25.686248	$23,084,491	0.75%	to	2.70%	—%	to	7.45%	2.61%	to	4.63%
Putnam VT Global Asset Allocation Fund
2020	106,211	$19.020992	to	$80.696251	$3,799,164	0.75%	to	2.40%	1.86%	to	1.99%	9.65%	to	11.47%
2019	124,756	$24.098186	to	$72.392460	$4,237,503	0.75%	to	2.65%	1.43%	to	1.51%	14.07%	to	16.26%
2018	155,598	$21.125881	to	$62.270063	$4,715,014	0.75%	to	2.65%	1.79%	to	1.83%	(9.68)%	to	(7.95)%
2017	179,493	$23.391246	to	$67.649197	$5,843,911	0.75%	to	2.65%	1.46%	to	1.53%	12.32%	to	14.48%
2016	212,807	$20.825184	to	$59.095133	$6,387,496	0.75%	to	2.65%	1.90%	to	1.92%	3.92%	to	5.92%
Putnam VT Growth Opportunities Fund
2020	303,307	$23.808344	to	$25.972541	$7,550,881	0.75%	to	2.65%	0.03%	to	0.06%	35.08%	to	37.67%
2019	277,097	$17.624970	to	$18.865477	$5,055,664	0.75%	to	2.65%	0.13%	to	0.13%	33.17%	to	35.72%
2018	238,371	$13.234813	to	$13.900099	$3,235,130	0.75%	to	2.65%	—%	to	—%	(0.30)%	to	1.62%
2017	230,877	$13.274366	to	$13.679151	$3,119,609	0.75%	to	2.65%	0.06%	to	0.10%	27.48%	to	29.93%
2016♦	260,197	$10.412677	to	$10.528491	$2,726,891	0.75%	to	2.65%	—%	to	—%	4.13%	to	5.28%

Putnam VT International Value Fund
2020	1,061,686	$9.548857	to	$15.598314	$9,366,508	0.75%	to	2.65%	2.62%	to	2.69%	1.22%	to	3.16%
2019	1,086,309	$9.255912	to	$15.409764	$9,339,551	0.75%	to	2.65%	2.68%	to	2.77%	17.08%	to	19.32%
2018	1,278,103	$7.756954	to	$13.161632	$9,275,115	0.75%	to	2.65%	2.04%	to	2.05%	(19.77)%	to	(18.23)%
2017	1,282,583	$9.486306	to	$16.404946	$11,453,929	0.75%	to	2.65%	1.51%	to	1.55%	21.44%	to	23.76%
2016	1,557,235	$7.664850	to	$13.509069	$11,297,558	0.75%	to	2.65%	2.41%	to	2.44%	(1.54)%	to	0.35%
Putnam VT International Equity Fund
2020	1,176,236	$17.975032	to	$31.540766	$23,460,892	0.75%	to	2.70%	1.62%	to	1.71%	9.11%	to	11.26%
2019	1,347,561	$16.474127	to	$28.349164	$24,207,500	0.75%	to	2.70%	1.39%	to	1.43%	21.82%	to	24.22%
2018	1,541,412	$13.522987	to	$22.821959	$22,425,912	0.75%	to	2.70%	1.28%	to	1.38%	(21.27)%	to	(19.72)%
2017	1,617,567	$17.176260	to	$28.427076	$29,581,455	0.75%	to	2.70%	—%	to	2.34%	23.21%	to	25.63%
2016	1,995,972	$13.997069	to	$22.626784	$29,161,441	0.75%	to	2.65%	2.79%	to	3.82%	(5.01)%	to	(3.18)%
Putnam VT Multi-Cap Core Fund
2020	560,481	$29.864980	to	$38.150428	$13,550,279	0.75%	to	2.65%	0.92%	to	1.23%	14.26%	to	16.45%
2019	663,563	$25.646352	to	$33.389635	$13,746,418	0.75%	to	2.65%	1.09%	to	1.11%	28.19%	to	30.65%
2018	777,289	$19.629905	to	$26.046161	$12,380,412	0.75%	to	2.65%	1.08%	to	1.10%	(10.05)%	to	(8.32)%
2017	993,947	$21.412262	to	$28.956438	$17,250,721	0.75%	to	2.65%	0.63%	to	1.11%	19.65%	to	21.94%
2016	1,269,937	$17.559789	to	$24.201699	$18,125,624	0.75%	to	2.65%	1.27%	to	1.36%	9.12%	to	11.21%
Putnam VT Sustainable Leaders Fund
2020	303,967	$38.987859	to	$47.453470	$13,485,424	0.75%	to	2.65%	0.43%	to	0.49%	25.38%	to	27.78%
2019	385,164	$31.095944	to	$37.136111	$13,425,536	0.75%	to	2.65%	0.45%	to	0.45%	32.80%	to	35.34%
2018	474,992	$23.416305	to	$27.439238	$12,334,474	0.75%	to	2.65%	—%	to	—%	(4.10)%	to	(2.26)%
2017	556,115	$24.418005	to	$28.074299	$14,893,381	0.75%	to	2.65%	0.62%	to	0.63%	25.85%	to	28.26%
2016	675,419	$19.403038	to	$21.889051	$14,207,766	0.75%	to	2.65%	0.72%	to	0.72%	4.97%	to	6.98%
Putnam VT Small Cap Value Fund
2020	464,039	$28.410525	to	$47.045557	$17,560,304	0.75%	to	2.65%	0.95%	to	1.01%	1.24%	to	3.19%
2019	475,126	$28.061200	to	$45.592713	$17,641,119	0.75%	to	2.65%	0.65%	to	0.71%	21.00%	to	23.31%
2018	511,197	$23.191987	to	$36.973130	$15,560,388	0.75%	to	2.65%	0.36%	to	0.39%	(22.02)%	to	(20.53)%
2017	590,646	$29.742077	to	$46.522041	$22,884,204	0.75%	to	2.65%	0.65%	to	0.69%	5.05%	to	7.07%
2016	713,391	$28.311719	to	$43.451754	$25,952,518	0.75%	to	2.65%	1.20%	to	1.23%	24.16%	to	26.54%
Putnam VT George Putnam Balanced Fund
2020	181,745	$26.666460	to	$26.965609	$4,460,220	0.75%	to	2.65%	0.98%	to	1.18%	12.39%	to	14.54%
2019	183,577	$23.280691	to	$23.993232	$3,864,726	0.75%	to	2.65%	1.38%	to	1.40%	20.76%	to	23.08%
2018	199,527	$18.915301	to	$19.867780	$3,419,565	0.75%	to	2.65%	0.69%	to	0.71%	(5.68)%	to	(3.87)%
2017	255,739	$19.675837	to	$21.063168	$4,592,119	0.75%	to	2.65%	—%	to	1.55%	12.08%	to	14.23%
2016	280,925	$13.210897	to	$17.225422	$4,440,940	0.75%	to	2.40%	1.78%	to	1.99%	5.45%	to	7.20%

Putnam VT Equity Income Fund
2020	346,634	$32.639476	to	$41.070792	$13,091,257	0.75%	to	2.65%	1.68%	to	1.72%	3.04%	to	5.01%
2019	400,350	$31.677548	to	$39.110370	$14,472,195	0.75%	to	2.65%	1.99%	to	2.04%	27.00%	to	29.43%
2018	465,980	$24.943267	to	$30.217189	$13,092,751	0.75%	to	2.65%	0.60%	to	0.74%	(10.88)%	to	(9.17)%
2017	559,757	$27.989247	to	$33.268667	$17,436,819	0.75%	to	2.65%	1.00%	to	1.83%	15.67%	to	17.89%
2016	543,070	$24.197864	to	$28.221253	$14,527,409	0.75%	to	2.65%	1.62%	to	1.89%	10.67%	to	12.79%
Invesco V.I. Growth and Income Fund
2020	1,378,201	$24.354979	to	$34.992069	$40,582,056	0.75%	to	2.85%	1.94%	to	2.00%	(1.01)%	to	1.09%
2019	1,524,671	$24.603987	to	$34.615136	$44,782,129	0.75%	to	2.85%	1.54%	to	1.70%	21.35%	to	23.92%
2018	1,734,239	$20.275955	to	$27.934093	$40,879,438	0.75%	to	2.85%	1.71%	to	1.77%	(16.02)%	to	(14.24)%
2017	2,143,342	$24.144116	to	$32.571379	$56,668,932	0.75%	to	2.85%	1.25%	to	1.35%	10.83%	to	13.18%
2016	2,499,428	$21.784103	to	$28.777256	$59,386,678	0.75%	to	2.85%	0.88%	to	0.91%	16.07%	to	18.54%
Invesco V.I. Comstock Fund
2020	1,337,292	$26.673255	to	$34.233870	$39,710,265	0.75%	to	2.85%	2.17%	to	2.20%	(3.87)%	to	(1.83)%
2019	1,451,151	$27.746310	to	$34.870955	$44,302,628	0.75%	to	2.85%	1.68%	to	1.88%	21.43%	to	24.01%
2018	1,625,908	$22.848801	to	$28.119971	$40,381,761	0.75%	to	2.85%	1.41%	to	1.43%	(14.83)%	to	(13.02)%
2017	1,918,316	$26.827525	to	$32.329876	$55,287,972	0.75%	to	2.85%	1.92%	to	1.96%	14.27%	to	16.70%
2016	2,282,645	$23.476621	to	$27.704187	$56,888,194	0.75%	to	2.85%	1.28%	to	1.37%	13.70%	to	16.11%
Invesco V.I. American Franchise Fund
2020	31,446	$51.623288	to	$57.338447	$1,544,663	1.50%	to	2.85%	—%	to	—%	38.01%	to	39.88%
2019	33,180	$36.904503	to	$41.546902	$1,154,415	1.50%	to	2.85%	—%	to	—%	32.60%	to	34.40%
2018	35,357	$27.459185	to	$31.332991	$915,908	1.50%	to	2.85%	—%	to	—%	(6.59)%	to	(5.32)%
2017	38,229	$29.002541	to	$33.544228	$1,046,097	1.50%	to	2.85%	—%	to	—%	23.46%	to	25.14%
2016	40,030	$23.176622	to	$27.169905	$880,693	1.50%	to	2.85%	—%	to	—%	(0.85)%	to	0.50%
Invesco V.I. Mid Cap Growth Fund+
2020	$—	$28.987056	to	$34.548787	$—	1.50%	to	2.85%	—%	to	—%	(0.83)%	to	(0.35)%
2019	30,595	$29.087424	to	$34.837797	$851,241	1.50%	to	2.85%	—%	to	—%	30.24%	to	32.01%
2018	31,025	$22.033945	to	$26.748068	$657,432	1.50%	to	2.85%	—%	to	—%	(8.52)%	to	(7.28)%
2017	32,680	$23.762819	to	$29.239130	$747,561	1.50%	to	2.85%	—%	to	—%	18.71%	to	20.32%
2016	27,046	$19.748941	to	$24.630160	$507,371	1.50%	to	2.85%	—%	to	—%	(2.25)%	to	(0.92)%
Wells Fargo VT Index Asset Allocation Fund
2020	117,668	$2.575230	to	$3.202665	$339,581	1.15%	to	2.40%	0.82%	to	0.82%	13.82%	to	15.26%
2019	138,604	$2.262447	to	$2.778741	$349,302	1.15%	to	2.40%	1.05%	to	1.09%	17.31%	to	18.78%
2018	156,422	$1.928635	to	$2.339348	$336,590	1.15%	to	2.40%	0.97%	to	0.97%	(5.21)%	to	(4.01)%
2017	177,033	$2.034578	to	$2.437177	$397,574	1.15%	to	2.40%	0.70%	to	0.74%	9.59%	to	10.97%
2016	195,413	$1.856575	to	$2.196343	$391,084	1.15%	to	2.40%	0.88%	to	0.89%	5.12%	to	6.44%

Wells Fargo VT International Equity Fund
2020	1,622	$15.125708	to	$15.942763	$25,859	1.15%	to	1.65%	—%	to	2.76%	3.21%	to	3.73%
2019	1,778	$14.654856	to	$15.369429	$27,104	1.15%	to	1.65%	3.42%	to	3.69%	13.60%	to	14.17%
2018	1,960	$12.900493	to	$13.462107	$26,199	1.15%	to	1.65%	11.05%	to	11.31%	(18.63)%	to	(18.22)%
2017	1,891	$15.854609	to	$16.462248	$30,909	1.15%	to	1.65%	2.75%	to	2.78%	22.31%	to	22.92%
2016	2,556	$12.963156	to	$13.392901	$33,878	1.15%	to	1.65%	2.81%	to	2.84%	1.60%	to	2.11%
Wells Fargo VT Small Cap Growth Fund
2020	134,321	$5.002186	to	$6.221110	$801,765	1.15%	to	2.40%	—%	to	—%	54.05%	to	55.98%
2019	186,564	$3.247220	to	$3.988378	$732,029	1.15%	to	2.40%	—%	to	—%	21.87%	to	23.40%
2018	208,034	$2.664424	to	$3.231967	$661,556	1.15%	to	2.40%	—%	to	—%	(1.09)%	to	0.15%
2017	293,069	$2.693884	to	$3.227100	$924,880	1.15%	to	2.40%	—%	to	—%	22.88%	to	24.42%
2016	367,035	$2.192351	to	$2.593710	$929,459	1.15%	to	2.40%	—%	to	—%	5.19%	to	6.52%
Wells Fargo VT Discovery Fund
2020	4,007	$59.611638	to	$69.120111	$265,345	1.15%	to	2.10%	—%	to	—%	59.27%	to	60.79%
2019	4,036	$37.426886	to	$42.987024	$166,675	1.15%	to	2.10%	—%	to	—%	36.14%	to	37.43%
2018	5,576	$27.492270	to	$31.278490	$167,780	1.15%	to	2.10%	—%	to	—%	(8.99)%	to	(8.13)%
2017	7,143	$30.209514	to	$34.044749	$236,084	1.15%	to	2.10%	—%	to	—%	26.45%	to	27.65%
2016	8,026	$23.890669	to	$26.669462	$207,601	1.15%	to	2.10%	—%	to	—%	5.41%	to	6.41%
Wells Fargo VT Opportunity Fund
2020	657	$33.787618	to	$36.525094	$23,922	1.15%	to	1.65%	0.44%	to	0.44%	19.03%	to	19.62%
2019	707	$27.370593	to	$30.533706	$21,532	1.15%	to	1.90%	—%	to	0.29%	28.99%	to	29.96%
2018	2,665	$21.218434	to	$23.493970	$61,047	1.15%	to	1.90%	0.19%	to	0.19%	(8.89)%	to	(8.21)%
2017	2,702	$22.710959	to	$25.594688	$68,122	1.15%	to	2.10%	—%	to	0.67%	17.94%	to	19.06%
2016	2,943	$19.256852	to	$21.496992	$62,061	1.15%	to	2.10%	1.89%	to	2.02%	9.90%	to	10.95%
Morgan Stanley VIF Global Infrastructure Portfolio
2020	641,035	$12.508380	to	$13.972601	$8,751,964	1.30%	to	2.65%	1.42%	to	1.57%	(4.01)%	to	(2.43)%
2019	726,927	$12.878148	to	$14.320177	$10,200,916	1.30%	to	2.85%	—%	to	2.90%	24.28%	to	26.65%
2018	812,238	$10.362344	to	$11.307147	$9,032,239	1.30%	to	2.85%	2.80%	to	3.22%	(10.48)%	to	(9.04)%
2017	1,016,266	$11.575086	to	$12.431219	$12,465,421	1.30%	to	2.85%	2.16%	to	2.31%	9.38%	to	11.50%
2016	1,226,682	$10.582186	to	$11.148656	$13,541,984	1.30%	to	2.85%	2.04%	to	2.24%	11.74%	to	13.78%
MFS® Core Equity Portfolio
2020	173,399	$18.436294	to	$20.207117	$3,366,146	1.30%	to	2.85%	0.73%	to	0.73%	15.37%	to	17.18%
2019	181,243	$15.979690	to	$17.245228	$3,025,044	1.30%	to	2.85%	0.71%	to	0.78%	29.45%	to	31.47%
2018	217,280	$12.344188	to	$13.116972	$2,772,156	1.30%	to	2.85%	0.68%	to	0.68%	(6.53)%	to	(5.07)%
2017	247,745	$13.207171	to	$13.817969	$3,354,601	1.30%	to	2.85%	0.95%	to	0.96%	21.32%	to	23.21%
2016	260,052	$10.886161	to	$11.214594	$2,876,661	1.30%	to	2.85%	0.77%	to	0.95%	8.25%	to	9.94%

MFS® Massachusetts Investors Growth Stock Portfolio
2020	132,527	$20.464186	to	$22.297504	$2,858,382	1.40%	to	2.85%	0.36%	to	0.46%	19.08%	to	20.82%
2019	162,565	$17.184736	to	$18.454748	$2,923,081	1.40%	to	2.85%	0.38%	to	0.59%	36.02%	to	38.01%
2018	172,250	$12.633840	to	$13.372276	$2,252,834	1.40%	to	2.85%	0.56%	to	0.58%	(2.02)%	to	(0.59)%
2017	178,368	$12.894954	to	$13.452039	$2,360,978	1.40%	to	2.85%	0.59%	to	0.65%	24.82%	to	26.64%
2016	187,689	$10.330901	to	$10.622201	$1,973,565	1.40%	to	2.85%	0.61%	to	0.99%	3.09%	to	4.60%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

++ See Note 8 for additional information related to this Sub-Account.

7. Subsequent Events:

On January 18, 2021 the Sponsor Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.
Management has evaluated events subsequent to December 31, 2020 and through April 21, 2021, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

8. Restatement of Invesco Oppenheimer V.I. Main Street Fund® and Invesco Oppenheimer V.I. Main Street Small Cap Fund® Sub-Account for the period ended December 31, 2019 :

Based on accounting review and validation procedures in connection with the financial reporting process and subsequent to reporting the December 31, 2019 financial statements, the Sponsor Company identified that the results of the Invesco Oppenheimer V.I. Main Street Fund® and Invesco Oppenheimer V.I. Main Street Small Cap Fund® were inadvertently mislabeled. The 2019 results of the Invesco Oppenheimer V.I. Main Street Fund® and Invesco Oppenheimer V.I. Main Street Small Cap Fund® have been updated to reflect the activity in this Account.